UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)   (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _4/30

Date of reporting period: _10/31/20

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Federal
Tax-Free Income Fund
October 31, 2020
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Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the semiannual report

Shareholder Letter
Dear Shareholder:
During the six months ended October 31, 2020, first- and
second-quarter 2020 data reported during the period
indicated that the U.S. economy contracted in response
to the novel coronavirus (COVID-19) pandemic. In the
third quarter, the economy recovered substantially based
on increased business and residential investment and
consumer spending. Before the reporting period, the U.S.
Federal Reserve, in its efforts to support U.S. economic
activity, lowered the federal funds rate twice in March 2020 and implemented broad quantitative easing measures to
support credit markets. During the reporting period, the
Federal Reserve held its key rate unchanged at 0.25%,
but continued quantitative easing and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
During the six-month period, municipal bonds delivered
positive total returns as investors were attracted to tax-
free income in a low interest-rate environment. Factors
contributing to this positive investment environment for
municipals included relatively low inflation, interest-rate
stability and recent actions by the Federal Reserve to
support the municipal bond market.
On July 1, 2020, we appointed Ben Barber as senior vice
president and director of our municipal bond department,
and we are pleased that he has rejoined Franklin. Ben most
recently served as co-head of municipal bonds at Goldman
Sachs Asset Management. Ben started his career of over
28 years of municipal bond investing at Franklin in 1991,
working with several current investment team members
through 1999, when he joined Goldman Sachs.
Franklin Federal Tax-Free Income Fund’s semiannual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
advisors to help them make the best decisions for the long
term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you to
contact us or your financial advisor when you have questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Federal Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of October
31, 2020 , unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin Federal Tax-Free Income Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 42
Notes to Financial Statements 46
Shareholder Information 53
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Federal Tax-Free Income Fund
This semiannual report for Franklin Federal Tax-Free Income
Fund covers the period ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income exempt
from federal income taxes as is consistent with prudent
investment management and preservation of shareholders’
capital. The Fund invests at least 80% of its total assets in investment-grade municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.60 on April 30, 2020, to $12.01 on
October 31, 2020. The Fund’s Class A shares paid dividends
totaling 16.8438 cents per share for the reporting period.
2
The Performance Summary beginning on page 6 shows that
at the end of this reporting period the Fund’s Class A shares’
distribution rate was 2.59% based on an annualization
of October’s 2.6972 cents per share dividend and the
maximum offering price of $12.01 on October 31, 2020. An
investor in the 2020 maximum federal personal income tax
bracket of 37.00% (plus 3.80% Medicare tax) would need to
earn a distribution rate of 4.38% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the six months ended October 31, 2020, technical
conditions in the municipal (muni) bond market continued
to support valuations in the sector. The record outflows
of March and April 2020 were more than replaced by a
relatively steady flow of new funds coming into the market.
The inflows were met with negative net supply of tax-exempt
bonds. Issuers have increasingly turned to the taxable muni
bond market to refinance tax-exempt securities with new
debt at lower all-in yields. However, while ratios of muni bond versus U.S. Treasury (UST) yields continued to improve
from the dislocation seen in the market during the March
selloff, they remained significantly wider than the beginning of the year. The U.S. federal government was unable to pass
another round of fiscal stimulus. Many muni bond issuers,
including state and local governments and school districts,
are requesting extra funds from the federal government
to help bolster their budgets. Muni issuers are facing
large budget deficits as revenues have fallen due to lower
economic activity. At the same time, expenditures increased
with higher payments towards unemployment benefits and
other social outlays such as food assistance and health
care. States and local governments are making plans for tax
increases or reduced spending if additional funds from the
federal government are not made available.
Credit Quality Composition
*
10/31/20
Ratings
% of Total
Investments
AAA 8.14%
AA 46.86%
A 30.06%
BBB 7.15%
Below Investment Grade 1.02%
Refunded 6.06%
Not Rated 0.71%
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
In the six months ending in October, revenue bonds
outperformed general obligation securities and lower-quality investment-grade issues outperformed their higher-rated
counterparts. Within the revenue bond segments, industrial
and hospital bonds were the best performers, while resource
recovery had positive returns but lagged other revenue
segments.
The Investment Company Institute (ICI) reported net inflows
of approximately $6 billion into muni bond retail vehicles
in October 2020. For the six-month period, muni bond
retail vehicles saw approximately $49 billion of net inflows, according to the ICI.
For the six-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index (S&P 500
®
) which posted a
+13.29% total return for the period.
3
Investment-grade muni
bonds, as measured by the Bloomberg Barclays Municipal
Bond Index, posted a +4.99% total return, while USTs,
as measured by the Bloomberg Barclays U.S. Treasury
Index, posted a -0.93% total return, and investment-grade
corporate bonds, as measured by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a +4.96% total return.
3
Although the muni bond market has seen a strong recovery
since March, we believe strong technical support will
continue as funds flow into the market, with negative net
issuance supporting valuations. It is our view that, despite the ongoing pandemic and its resulting economic downturn,
a second market disruption related to the novel coronavirus
(COVID-19) is unlikely to unfold in the muni bond market.
Most municipalities were in good financial shape entering
the COVID-19 shock and backed their muni bond borrowings
with very high security. Additionally, most governments with outstanding debt have a large variety of revenue sources
that enhance the likelihood of meeting their financial
obligations. We retain a cautionary stance toward muni bond
credit, where strong ongoing credit research will be critical for those looking to continue capitalizing on opportunities
caused by market disruptions, including in sectors that have lagged during the recovery.
Our research analysts have been intensely reviewing muni
market sectors and subsectors based on assessments of
impact and resiliency as they relate to the coronavirus as
well as relative value between sectors and issuers. Our
seasoned team of analysts and portfolio managers has
weathered very difficult times before, and we are using that knowledge to navigate through this environment.
Investment Strategy
We only buy municipal securities rated, at the time of
purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated
or short-term rated securities of comparable credit quality).
We may invest in insured municipal securities. We select
securities we believe provide the best balance between risk
and return within the Fund’s range of allowable investments
and typically use a buy-and-hold strategy. This means we
generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains,
although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Our relative value-oriented approach of investing primarily
for income and preservation of principal, when combined
with a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter-
term bonds, led us to favor longer-term bonds during the
period under review. Consistent with our strategy, we
sought to remain invested in bonds ranging from 20 to 30
years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to invest in
credit driven securities rated A and below as credit spreads widened, which provided both income and performance
during the reporting period. We believe our disciplined
relative value approach can help us achieve high, current,
tax-free income for shareholders.
Portfolio Composition
10/31/20
% of Total
Investments
*
Transportation 22.60%
Hospital & Health Care 18.06%
Utilities 17.79%
General Obligation 9.68%
Refunded** 8.87%
Tax-Supported 8.87%
Subject to Government Appropriations 4.79%
Higher Education 4.25%
Housing 2.52%
Other Revenue 1.73%
Corporate-Backed 0.84%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin
Federal Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2020
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +4.99% +1.05%
1-Year +2.86% -1.00%
5-Year +15.57% +2.15%
10-Year +44.75% +3.37%
Advisor
6-Month +5.11% +5.11%
1-Year +3.03% +3.03%
5-Year +16.52% +3.11%
10-Year +46.74% +3.91%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield

A 2.59% 4.38% 1.64% 2.77%
Advisor 2.94% 4.96% 1.95% 3.29%
See page 7 for Performance Summary footnotes.

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A Performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/20.
6. Taxable equivalent distribution rate and yield assume the 2020 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/20–10/31/20)
Share Class
Net Investment
Income
A $0.168438
A1 $0.177516
C $0.144369
R6 $0.185529
Advisor $0.183557
Total Annual Operating Expenses
8
Share Class
A 0.77%
Advisor 0.52%

Your Fund’s Expenses
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1, 2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1, 2
a
Net
Annualized
Expense
Ratio
A $1,000 $1,049.89 $3.98 $1,021.32 $3.93 0.77%
A1 $1,000 $1,050.68 $3.21 $1,022.07 $3.17 0.62%
C $1,000 $1,047.84 $6.05 $1,019.29 $5.97 1.17%
R6 $1,000 $1,051.33 $2.51 $1,022.76 $2.48 0.49%
Advisor $1,000 $1,051.15 $2.70 $1,022.58 $2.66 0.52%

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended
April 30, 2020
Year Ended
April 30, 2019
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.60 $11.82 $11.62
Income from investment operations
b
:
Net investment income
c
.................................................. 0.17 0.35 0.25
Net realized and unrealized gains (losses) .................................... 0.41 (0.22) 0.19
Total from investment operations ............................................. 0.58 0.13 0.44
Less distributions from:
Net investment income ................................................... (0.17) (0.35) (0.24)
Net asset value, end of period ............................................... $12.01 $11.60 $11.82
Total return
d
............................................................ 4.99% 1.07% 3.87%
Ratios to average net assets
e
Expenses
f
.............................................................. 0.77% 0.77% 0.78%
Net investment income .................................................... 2.85% 2.96% 3.45%
Supplemental data
Net assets, end of period (000’s) ............................................. $1,492,732 $1,110,207 $567,500
Portfolio turnover rate ..................................................... 10.65% 20.23% 14.58%
a
For the period September 10, 2018 (effective date) to April 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.60 $11.82 $11.68 $12.02 $12.48 $12.45
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.37 0.42 0.44 0.47 0.48
Net realized and unrealized gains (losses) 0.41 (0.22) 0.16 (0.34) (0.47) 0.02
Total from investment operations ........ 0.59 0.15 0.58 0.10 — 0.50
Less distributions from:
Net investment income .............. (0.18) (0.37) (0.44) (0.44) (0.46) (0.47)
Net asset value, end of period .......... $12.01 $11.60 $11.82 $11.68 $12.02 $12.48
Total return
c
....................... 5.07% 1.22% 5.06% 0.85% 0.01% 4.16%
Ratios to average net assets
d
Expenses ......................... 0.62%
e
0.62%
e
0.63%
e
0.63% 0.62% 0.61%
Net investment income ............... 3.01% 3.11% 3.60% 3.66% 3.82% 3.87%
Supplemental data
Net assets, end of period (000’s) ........ $6,936,791 $6,833,018 $7,821,881 $8,616,659 $9,342,715 $8,384,079
Portfolio turnover rate ................ 10.65% 20.23% 14.58% 16.46% 13.86% 6.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.59 $11.81 $11.68 $12.01 $12.47 $12.44
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.31 0.35 0.37 0.40 0.41
Net realized and unrealized gains (losses) 0.40 (0.22) 0.15 (0.32) (0.47) 0.03
Total from investment operations ........ 0.55 0.09 0.50 0.05 (0.07) 0.44
Less distributions from:
Net investment income .............. (0.14) (0.31) (0.37) (0.38) (0.39) (0.41)
Net asset value, end of period .......... $12.00 $11.59 $11.81 $11.68 $12.01 $12.47
Total return
c
....................... 4.78% 0.67% 4.39% 0.37% (0.55)% 3.59%
Ratios to average net assets
d
Expenses ......................... 1.17%
e
1.17%
e
1.18%
e
1.18% 1.17% 1.16%
Net investment income ............... 2.47% 2.56% 3.05% 3.11% 3.27% 3.32%
Supplemental data
Net assets, end of period (000’s) ........ $565,848 $657,344 $841,909 $1,220,402 $1,411,391 $1,215,034
Portfolio turnover rate ................ 10.65% 20.23% 14.58% 16.46% 13.86% 6.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
Year Ended
April 30, 2018
a
2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.61 $11.83 $11.69 $12.03
Income from investment operations
b
:
Net investment income
c
...................................... 0.19 0.39 0.44 0.34
Net realized and unrealized gains (losses) ........................ 0.41 (0.22) 0.15 (0.38)
Total from investment operations ................................. 0.60 0.17 0.59 (0.04)
Less distributions from:
Net investment income ....................................... (0.19) (0.39) (0.45) (0.30)
Net asset value, end of period ................................... $12.02 $11.61 $11.83 $11.69
Total return
d
................................................ 5.13% 1.37% 5.19% (0.32)%
Ratios to average net assets
e
Expenses .................................................. 0.49%
f
0.49%
f,g
0.49%
f,g
0.49%
g
Net investment income ........................................ 3.13% 3.24% 3.74% 3.80%
Supplemental data
Net assets, end of period (000’s) ................................. $237,044 $196,774 $177,983 $365,406
Portfolio turnover rate ......................................... 10.65% 20.23% 14.58% 16.46%
a
For the period August 1, 2017 (effective date) to April 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annuali zed for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.61 $11.83 $11.69 $12.03 $12.49 $12.46
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.38 0.43 0.45 0.48 0.49
Net realized and unrealized gains (losses) 0.40 (0.22) 0.16 (0.33) (0.47) 0.03
Total from investment operations ........ 0.59 0.16 0.59 0.12 0.01 0.52
Less distributions from:
Net investment income .............. (0.18) (0.38) (0.45) (0.46) (0.47) (0.49)
Net asset value, end of period .......... $12.02 $11.61 $11.83 $11.69 $12.03 $12.49
Total return
c
....................... 5.11% 1.33% 5.15% 0.95% 0.11% 4.26%
Ratios to average net assets
d
Expenses ......................... 0.52%
e
0.52%
e
0.53%
e
0.53% 0.52% 0.51%
Net investment income ............... 3.10% 3.21% 3.70% 3.76% 3.92% 3.97%
Supplemental data
Net assets, end of period (000’s) ........ $1,649,665 $1,465,542 $1,210,861 $1,207,490 $1,633,602 $1,443,272
Portfolio turnover rate ................ 10.65% 20.23% 14.58% 16.46% 13.86% 6.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), October 31, 2020
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.4%
Alabama 1.1%
Alabama Incentives Financing Authority , Revenue , 2012-A , Pre-Refunded , 5% , 9/01/42
$ 14,300,000 $ 15,499,341
Alabama Public Health Care Authority , State of Alabama Department of Public Health ,
Revenue , 2015 , Refunding , 5% , 9/01/44 ................................. 17,085,000 19,777,938
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 11,300,000 12,259,031
Chilton County Health Care Authority , Revenue , 2015 A , 5% , 11/01/40 ............
8,425,000 9,569,031
a
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 .......................
10,000,000 9,984,300
Health Care Authority of the City of Huntsville (The) ,
Obligated Group, Revenue, 2020 B, 4%, 6/01/45 .......................... 3,500,000 3,858,050
Obligated Group, Revenue, 2020 B, AGMC Insured, 3%, 6/01/50 .............. 8,530,000 8,477,284
Limestone County Water & Sewer Authority , Revenue , 2017 , Refunding , BAM Insured ,
5% , 12/01/45 ..................................................... 10,500,000 12,353,460
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 5,969,950
Water Works Board of the City of Birmingham (The) ,
Revenue, 2013B, Pre-Refunded, 5%, 1/01/43 ............................. 8,000,000 8,816,640
Revenue, 2016 B, Refunding, 5%, 1/01/43 ............................... 10,000,000 11,926,300
118,491,325
Alaska 0.6%
Alaska Industrial Development & Export Authority , Providence St. Joseph Health
Obligated Group , Revenue , 2011A , 5% , 10/01/40 .......................... 10,000,000 10,258,600
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 18,395,432
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 14,610,449
City of Anchorage , Electric , Revenue, Senior Lien , 2014A , Refunding , 5% , 12/01/41 .
8,875,000 10,242,726
State of Alaska , International Airports System , Revenue , 2010C , 5% , 10/01/33 .....
12,565,000 12,586,486
66,093,693
Arizona 2.4%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/45 ....................................................... 2,200,000 2,475,990
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/50 ....................................................... 2,500,000 2,802,225
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 10,657,260
b
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2019 , Mandatory Put ,
5% , 6/03/24 ...................................................... 15,000,000 17,233,350
City of Lake Havasu City , Wastewater System , Revenue , 2015B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 17,534,400
City of Mesa , Utility System , Revenue , 2012 , 4% , 7/01/36 .....................
19,000,000 19,717,630
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 27,308,250
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 16,000,000 18,691,680
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 15,205,429
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/32 ........................................................ 6,000,000 8,392,320
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/34 ........................................................ 5,000,000 7,209,000
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/35 ........................................................ 9,860,000 14,418,081
Glendale Municipal Property Corp. , Revenue , 2012C , Refunding , 5% , 7/01/38 ......
15,500,000 16,815,485
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 A, 4%, 1/01/44 ............... 25,000,000 28,267,250
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 10,000,000 11,194,400
Christian Care Obligated Group, Revenue, 2016A, Refunding, 5%, 1/01/36 ...... 5,000,000 5,600,150

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Pollution Control Corp. , El Paso Electric Co. , Revenue , 2009A ,
Refunding , 3.6% , 2/01/40 ............................................ $ 19,500,000 $ 20,866,170
Pinal County Electric District No. 3 , Revenue , 2011 , Pre-Refunded , 5.25% , 7/01/36 ..
10,000,000 10,334,800
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 11,150,300
265,874,170
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Health Obligated Group, Revenue, 2019, 5%, 12/01/47 ................ 3,025,000 3,601,716
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/40 ........................................................ 1,100,000 1,320,913
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/44 ........................................................ 5,000,000 5,929,000
Bentonville School District No. 6 , GO , B , Refunding , 4% , 6/01/47 ................
27,935,000 30,639,667
University of Arkansas ,
Revenue, 2017, 5%, 11/01/47 ........................................ 6,500,000 7,788,300
Revenue, 2019A, Refunding, 5%, 11/01/49 ............................... 3,000,000 3,670,080
52,949,676
California 5.9%
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020B,
Refunding, 5%, 11/01/29 ........................................... 3,000,000 3,890,790
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 24,500,000 32,407,620
California State Public Works Board ,
Revenue, 2012 A, AGMC Insured, 5%, 4/01/28 ............................ 13,030,000 13,869,132
Revenue, 2012 A, AGMC Insured, 5%, 4/01/29 ............................ 21,000,000 22,330,980
Revenue, 2012 A, 5%, 4/01/30 ........................................ 18,000,000 19,135,440
Revenue, 2012 A, 5%, 4/01/33 ........................................ 12,475,000 13,251,070
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 4,414,605
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 11,985,000
GO, C, AGMC Insured, Zero Cpn., 8/01/39 ............................... 7,500,000 4,461,150
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, 5.75%, 1/15/46 ............................. 25,000,000 27,923,250
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 20,000,000 23,634,800
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 15,475,000 17,876,565
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 20,000,000 22,577,000
Jefferson Union High School District ,
GO, D, Pre-Refunded, Zero Cpn., 8/01/35 ............................... 10,500,000 3,344,985
GO, D, Pre-Refunded, Zero Cpn., 8/01/40 ............................... 10,000,000 2,103,900
GO, D, Pre-Refunded, Zero Cpn., 8/01/41 ............................... 13,590,000 2,629,393
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B , 5% ,
7/01/31 ......................................................... 20,000,000 22,408,600
M-S-R Energy Authority , Revenue , 2009B , 6.5% , 11/01/39 .....................
12,500,000 19,472,625
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn., 8/01/31 ............................ 2,055,000 1,705,465
GO, 2009, AGMC Insured, Zero Cpn., 8/01/32 ............................ 7,830,000 6,299,392
GO, 2009, AGMC Insured, Zero Cpn., 8/01/33 ............................ 7,660,000 5,972,502
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,307,572
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,329,265
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,664,888
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,334,542

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rialto Unified School District , GO , 2011A , AGMC Insured , Zero Cpn., 8/01/36 ......
$ 20,000,000 $ 12,976,000
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 38,000,000 44,732,460
Revenue, Second Series, 2019E, 5%, 5/01/50 ............................ 1,500,000 1,763,985
San Joaquin Hills Transportation Corridor Agency ,
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/23 ...................... 7,000,000 6,939,800
Revenue, Senior Lien, 2014A, Refunding, 5%, 1/15/34 ...................... 50,000,000 55,894,500
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 12,111,454
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 55,032,000
San Mateo Union High School District ,
GO, 2011A, Zero Cpn., 9/01/33 ....................................... 6,065,000 6,078,100
GO, 2011A, Zero Cpn., 9/01/41 ....................................... 20,000,000 22,478,200
Santa Ana Unified School District ,
GO, 2009B, AGMC Insured, Zero Cpn., 8/01/35 ........................... 10,000,000 7,218,700
GO, 2009B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 18,865,000 13,164,186
GO, 2009B, AGMC Insured, Zero Cpn., 8/01/37 ........................... 10,000,000 6,745,200
Santa Monica-Malibu Unified School District , GO , A , 4% , 8/01/44 ...............
9,360,000 10,817,633
State of California ,
GO, 5.9%, 4/01/23 ................................................. 900,000 921,033
GO, 5.25%, 3/01/30 ................................................ 40,000,000 40,145,600
GO, Pre-Refunded, 6%, 3/01/33 ....................................... 1,125,000 1,125,000
GO, 6%, 3/01/33 .................................................. 2,905,000 2,917,056
GO, 2002, NATL Insured, 5%, 10/01/32 ................................. 20,000 20,068
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/29 .................... 10,000,000 8,622,100
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/30 .................... 20,845,000 17,417,457
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/31 .................... 20,000,000 16,214,000
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/32 .................... 10,730,000 8,414,466
643,079,529
Colorado 3.3%
City & County of Denver ,
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 39,690,000 46,581,772
Revenue, 2018A-2, Zero Cpn., 8/01/35 ................................. 2,000,000 1,280,380
Revenue, 2018A-2, Zero Cpn., 8/01/36 ................................. 2,500,000 1,526,250
Revenue, 2018A-2, Zero Cpn., 8/01/37 ................................. 2,455,000 1,429,399
Revenue, 2018A-2, Zero Cpn., 8/01/38 ................................. 2,000,000 1,112,320
Airport System, Revenue, 1992-C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 4,433,255
Airport System, Revenue, 1992-C, NATL Insured, 6.125%, 11/15/25 ............ 4,410,000 4,586,532
Airport System, Revenue, 2013B, 5.25%, 11/15/33 ......................... 16,405,000 18,209,058
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/38 .................. 12,000,000 14,334,360
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 11,000,000 12,919,390
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 10,000,000 11,658,800
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 30,885,660
Colorado Health Facilities Authority ,
Adventist Health System/Sunbelt Obligated Group, Revenue, 2016A, Refunding, 5%,
11/15/41 ....................................................... 30,505,000 35,412,340
Adventist Health System/Sunbelt Obligated Group, Revenue, 2018A, 5%, 11/15/48 12,000,000 14,229,600
Adventist Health System/Sunbelt Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/43 ....................................................... 30,000,000 34,033,500
Children's Hospital Colorado Obligated Group, Revenue, 2016A, 5%, 12/01/41 .... 5,000,000 5,752,850
Children's Hospital Colorado Obligated Group, Revenue, 2016A, 5%, 12/01/44 .... 10,200,000 11,673,594
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 17,700,000 20,944,764
Covenant Living Communities and Services Obligated Group, Revenue, 2020A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 5,241,132
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/45 ............................................ 19,000,000 22,999,120

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/45 .... $ 1,000,000 $ 1,083,320
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/50 .... 3,000,000 3,217,890
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019B, Refunding, 4%, 1/01/40 ...................................... 10,000,000 11,435,200
Eagle River Water and Sanitation District , Revenue , 2020 A , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,250,000 1,458,875
Park Creek Metropolitan District , Revenue, Senior Lien , 2018A , 5% , 12/01/46 ......
2,875,000 3,415,902
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 30,866,000
Regional Transportation District , Sales Tax , Revenue , 2012A , 5% , 11/01/32 ........
10,000,000 10,790,500
361,511,763
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 3,000,000 3,423,900
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/39 .......... 5,750,000 6,519,408
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 2,543,085
State of Connecticut ,
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,650,000 1,894,150
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,494,920
16,875,463
Delaware 0.0%
†
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,067,759
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,422,689
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,042,404
3,532,852
Florida 6.4%
Broward County Housing Finance Authority ,
Heron Pointe Ltd., Revenue, 1997 A, 5.65%, 11/01/22 ...................... 210,000 210,748
Heron Pointe Ltd., Revenue, 1997 A, 5.7%, 11/01/29 ....................... 225,000 225,909
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,693,725
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,239,106
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 19,224,480
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 17,000,000 20,781,480
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/53 ....................................... 9,235,000 9,844,418
City of Cape Coral ,
Water & Sewer, Revenue, 2011A, Pre-Refunded, AGMC Insured, 5%, 10/01/42 ... 21,510,000 22,447,406
Water & Sewer, Revenue, 2017, Refunding, 5%, 10/01/39 ................... 10,000,000 12,211,100
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 12,675,899
City of Deltona , Utility System , Revenue , 2013 , Refunding , AGMC Insured , 5.125% ,
10/01/39 ........................................................ 5,000,000 5,646,600
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/36 .......................... 7,150,000 8,830,464
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 31,640,000 39,931,262
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
5% , 11/01/50 ..................................................... 15,000,000 17,468,550
City of Miami Beach ,
GO, 2019, Refunding, 4%, 5/01/44 ..................................... 15,000,000 17,335,050
Revenue, 2015A, 5%, 9/01/40 ........................................ 11,000,000 12,374,340

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/50 ........................................ $ 3,780,000 $ 3,807,670
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/42 ................... 15,000,000 17,580,450
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 17,260,800
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 2,000,000 2,229,000
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/50 .................................................. 3,000,000 3,622,110
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/35 ............ 755,000 481,879
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/36 ............ 800,000 487,144
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/37 ............ 800,000 465,224
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/38 ............ 1,050,000 582,519
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/39 ............ 1,000,000 529,080
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/49 ............ 5,150,000 1,730,091
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 15,737,850
County of Miami-Dade ,
Revenue, 2012B, Refunding, 5%, 10/01/31 .............................. 5,000,000 5,396,850
Revenue, 2012B, Refunding, 5%, 10/01/32 .............................. 4,500,000 4,857,210
Revenue, 2012B, Refunding, 5%, 10/01/35 .............................. 3,250,000 3,502,395
Aviation, Revenue, 2019A, 5%, 10/01/49 ................................ 22,500,000 26,394,075
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 8,193,150
Water & Sewer System, Revenue, 2013A, Pre-Refunded, 5%, 10/01/42 ......... 20,000,000 21,814,000
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/44 .................... 27,500,000 31,883,500
County of Osceola ,
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/44 ................. 2,000,000 2,332,760
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/49 ................. 2,500,000 2,897,075
County of Pinellas , Sewer , Revenue , 2003 , AGMC Insured , 5% , 10/01/32 .........
610,000 612,178
County of Seminole , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/40 .....
8,500,000 9,891,025
Escambia County Health Facilities Authority , Baptist Health Care Corp. Obligated
Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 ......................... 18,985,000 20,192,066
Florida Municipal Loan Council , Revenue , 2011D , AGMC Insured , 5.5% , 10/01/41 ...
4,750,000 4,953,537
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
10,000,000 11,021,300
Hillsborough County Aviation Authority ,
Revenue, 2015-B, 5%, 10/01/44 ....................................... 10,000,000 11,208,800
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 23,260,000
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. , Revenue , 2020A , 4% , 8/01/55 .................................... 3,500,000 3,728,620
Hillsborough County School Board , COP , 2012A , Pre-Refunded , 5% , 7/01/28 ......
520,000 561,007
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 4,421,520
JEA Electric System ,
Revenue, 2020 A, Refunding, 4%, 10/01/35 .............................. 5,000,000 5,937,850
Revenue, 2020A-3, Refunding, 4%, 10/01/38 ............................. 9,080,000 10,660,102
Revenue, 2020A-3, Refunding, 4%, 10/01/39 ............................. 9,300,000 10,882,395
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
2019A-1 , Refunding , 5% , 4/01/44 ...................................... 4,220,000 5,031,633
Martin County Health Facilities Authority ,
Martin Memorial Medical Center Obligated Group, Revenue, 2012, Pre-Refunded,
AGMC Insured, 5.5%, 11/15/42 ...................................... 7,600,000 8,009,868
Miami Beach Redevelopment Agency , Tax Allocation , 2015A 2015B , Refunding , AGMC
Insured , 5% , 2/01/44 ............................................... 12,000,000 13,544,520
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,603,900
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,728,557

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Miami-Dade County Expressway Authority, (continued)
Revenue, A, 5%, 7/01/40 ............................................ $ 30,265,000 $ 30,343,084
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 4,375,377
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 8,392,160
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016A, Refunding, 5%, 10/01/39 ..... 6,000,000 7,018,140
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 5,000,000 5,991,750
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 15,208,480
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2020B , 5% , 11/15/42 ....................... 500,000 584,575
School Board of Miami-Dade County (The) , COP , 2013A , 5% , 5/01/31 ............
10,000,000 11,055,800
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 24,586,633
c
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 3,750,000 3,967,388
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
17,500,000 20,092,800
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
10,000,000 11,827,900
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 6,067,550
Town of Davie , Water & Sewer , Revenue , 2011 , Pre-Refunded , AGMC Insured , 5% ,
10/01/32 ........................................................ 8,575,000 8,948,698
693,634,582
Georgia 3.3%
Albany-Dougherty Payroll Development Authority , Darton Boosters, Inc. , Revenue ,
2010 , AGMC Insured , 5.75% , 6/15/41 ................................... 5,550,000 5,555,106
Atlanta Development Authority (The) ,
Revenue, 2015A-1, 5.25%, 7/01/44 .................................... 3,000,000 3,262,200
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 7,074,644
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,928,004
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,840,400
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,943,350
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 17,000,915
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 17,932,842
Department of Aviation, Revenue, 2010C, Refunding, 6%, 1/01/30 ............. 15,000,000 15,139,350
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 34,687,280
Water & Wastewater, Revenue, 2018 C, Refunding, 4%, 11/01/38 .............. 13,550,000 15,753,230
Water & Wastewater, Revenue, 2018A, Refunding, 5%, 11/01/40 .............. 4,655,000 5,750,322
Water & Wastewater, Revenue, 2018A, Refunding, 5%, 11/01/41 .............. 4,845,000 5,967,102
Clarke County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 7/01/46 ............................... 10,835,000 12,356,667
c
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 5%, 4/01/37 625,000 763,550
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 4%, 4/01/39 325,000 359,730
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 4%, 4/01/41 475,000 521,892
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019A , Refunding , 5% , 7/01/44 ............................... 10,000,000 12,087,300
Development Authority for Fulton County ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 11,005,000 12,550,542
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 5,000,000 5,788,650
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 3,500,000 3,879,085
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... 18,500,000 20,404,390

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Development Authority of Burke County (The), (continued)
Oglethorpe Power Corp., Revenue, 2017C, Refunding, 4.125%, 11/01/45 ........ $ 2,500,000 $ 2,757,350
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2014A , Refunding , 5% , 7/01/39 ............................... 11,420,000 12,659,070
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,243,050
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017A , Refunding , 5% , 2/15/45 .................. 13,040,000 15,099,016
Georgia Housing & Finance Authority , Revenue , 2020 A , Refunding , 3.05% , 12/01/40
2,250,000 2,378,093
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,547,630
Main Street Natural Gas, Inc. ,
Revenue, 2007A, 5.5%, 9/15/28 ....................................... 5,000,000 6,403,500
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 15,994,315
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 5,497,099
Revenue, 2019 B, 5%, 1/01/59 ........................................ 4,000,000 4,669,640
Private Colleges & Universities Authority ,
Emory University, Revenue, 2011A, Pre-Refunded, 5%, 9/01/41 ............... 10,000,000 10,396,800
Emory University, Revenue, 2013A, 5%, 10/01/43 ......................... 10,000,000 11,049,100
Emory University, Revenue, 2019B, Refunding, 5%, 9/01/48 .................. 6,005,000 7,468,899
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/39 ................. 2,100,000 2,488,794
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/40 ................. 2,000,000 2,362,380
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/41 ................. 2,250,000 2,647,125
Savannah Economic Development Authority , SSU Community Development I LLC ,
Revenue , 2010 , AGMC Insured , 5.75% , 6/15/41 ........................... 10,000,000 10,032,600
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019A , Refunding , 4% , 7/01/43 ............................... 15,000,000 16,353,150
State of Georgia , GO , 2017 A , 4% , 2/01/36 ................................
10,000,000 11,639,900
364,234,062
Hawaii 1.1%
City & County Honolulu ,
Wastewater System, Revenue, Senior Lien, 2011 A&B, Pre-Refunded, 5%, 7/01/38 10,000,000 10,318,300
Wastewater System, Revenue, Senior Lien, 2018 A, 5%, 7/01/47 .............. 25,000,000 30,259,000
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 15,000,000 17,430,750
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 15,450,000 17,819,721
Airports System, Revenue, 2020 A, 4%, 7/01/45 ........................... 8,125,000 8,767,444
Airports System, Revenue, 2020D, Refunding, 4%, 7/01/39 .................. 10,000,000 11,237,700
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 10,154,000
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 17,194,618
123,181,533
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ 4,200,000 5,106,906
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 4,238,325
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 6,737,700
16,082,931
Illinois 4.5%
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 12,950,000 13,970,719

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago Midway International Airport, (continued)
Revenue, Second Lien, 2016B, Refunding, 5%, 1/01/46 ..................... $ 18,420,000 $ 20,787,891
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016D, 5.25%, 1/01/42 ............................ 10,000,000 11,600,400
Revenue, Senior Lien, 2016D, 5%, 1/01/47 .............................. 18,000,000 20,463,120
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/37 ..................... 4,000,000 4,492,080
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/38 ..................... 3,000,000 3,357,600
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/37 ..................... 6,015,000 6,754,965
Revenue, Third Lien, 2011A, Pre-Refunded, 5.75%, 1/01/39 .................. 4,160,000 4,197,107
Revenue, Third Lien, 2011A, Refunding, 5.75%, 1/01/39 ..................... 840,000 847,493
Chicago Park District ,
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 1,093,840
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 1,090,130
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 1,086,580
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,358,212
GO, 2020 F-2, Refunding, 5%, 1/01/37 .................................. 2,000,000 2,349,840
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 1,899,771
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 1,893,938
GO, 2020C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,511,552
GO, 2020C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 4,625,553
Chicago Transit Authority Sales Tax Receipts Fund ,
Revenue, 2011, Pre-Refunded, 5.25%, 12/01/40 .......................... 10,000,000 10,540,000
Revenue, Second Lien, 2020 A, Refunding, 4%, 12/01/50 .................... 9,000,000 9,682,020
City of Chicago , GO , 1998 , NATL Insured , ETM, 5.75% , 1/01/23 ................
8,955,000 9,661,460
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2016 A, Refunding, 5%, 2/15/45 20,000,000 23,258,200
CHF-Dekalb II LLC, Revenue, 2011, 6.875%, 10/01/43 ...................... 15,000,000 15,302,850
CHF-Normal LLC, Revenue, 2011, Pre-Refunded, 7%, 4/01/43 ................ 7,500,000 7,703,400
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 33,630,300
OSF Healthcare System Obligated Group, Revenue, 2020 A, Refunding, 4%, 5/15/50 7,630,000 8,404,216
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 4,077,918
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 3,407,219
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 8,780,000 10,589,909
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/32 ...................... 3,490,000 2,327,621
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/33 ...................... 24,000,000 15,318,720
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/34 ...................... 1,655,000 1,013,009
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/38 ....................... 2,325,000 1,224,484
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn., 12/15/40 ................ 6,000,000 2,981,760
Revenue, NATL RE Insured, ETM, 5.65%, 6/15/22 ......................... 5,500,000 5,961,065
Revenue, 2002 B, NATL RE Insured, 5.65%, 6/15/22 ....................... 24,500,000 25,746,560
Railsplitter Tobacco Settlement Authority , Revenue , 2010 , Pre-Refunded , 6% , 6/01/28
14,530,000 15,013,704
Regional Transportation Authority , Revenue , 1990A , AMBAC Insured , 7.2% , 11/01/20
170,000 170,000
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/24 .................................. 3,850,000 3,661,851
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/26 .................................. 7,700,000 7,016,240
St. Clair County School District No. 189 East St. Louis , GO , 2008 , Refunding , AMBAC
Insured , 5.125% , 1/01/28 ............................................ 7,135,000 7,144,061
State of Illinois ,
GO, 2010, Refunding, AGMC Insured, 5%, 1/01/23 ......................... 10,000,000 10,153,100
GO, 2012, AGMC Insured, 5%, 3/01/27 ................................. 11,500,000 11,924,925
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,215,000 4,590,515
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,041,920

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO, 2017 A, 4.25%, 12/01/40 ......................................... $ 3,150,000 $ 3,083,220
GO, 2017C, 5%, 11/01/29 ........................................... 17,470,000 18,691,677
GO, 2017D, 3.25%, 11/01/26 ......................................... 1,750,000 1,726,865
GO, 2017D, 5%, 11/01/26 ........................................... 8,800,000 9,509,984
GO, 2017D, 5%, 11/01/27 ........................................... 10,970,000 11,905,302
GO, 2017D, 5%, 11/01/28 ........................................... 5,155,000 5,554,306
GO, 2019 B, 4%, 11/01/34 ........................................... 2,600,000 2,556,190
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,377,425
GO, 2020, 5.5%, 5/01/30 ............................................ 3,700,000 4,231,653
GO, 2020, 5.5%, 5/01/39 ............................................ 16,915,000 18,665,364
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 8,826,574
GO, 2020 C, 4%, 10/01/37 ........................................... 2,980,000 2,901,209
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 9,458,085
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 4,419,573
University of Illinois ,
Auxiliary Facilities System, Revenue, 2011A, 5.125%, 4/01/36 ................ 2,950,000 2,987,848
Auxiliary Facilities System, Revenue, 2011A, 5.25%, 4/01/41 ................. 5,000,000 5,063,550
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 2018A-1, 5%,
12/01/43 ....................................................... 8,550,000 7,498,436
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 2018A-1, 5%,
12/01/54 ....................................................... 11,000,000 9,215,250
Village of Bolingbrook , GO , 2013A , Pre-Refunded , Zero Cpn., 1/01/36 ............
19,000,000 9,765,620
493,365,949
Indiana 3.1%
City of Indianapolis , Department of Public Utilities Water System , Revenue, First Lien ,
2016 B , Refunding , 5% , 10/01/37 ...................................... 15,000,000 18,307,500
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,572,580
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 12,795,198
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 15,968,700
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 20,491,784
CWA Authority, Inc., Revenue, First Lien, 2011A, 5.25%, 10/01/38 ............. 12,000,000 12,508,440
CWA Authority, Inc., Revenue, First Lien, 2012A, 5%, 10/01/37 ................ 5,000,000 5,370,400
CWA Authority, Inc., Revenue, First Lien, 2012A, 4%, 10/01/42 ................ 24,690,000 25,731,424
CWA Authority, Inc., Revenue, First Lien, 2014A, 5%, 10/01/39 ................ 30,000,000 34,359,000
Deaconess Health System Obligated Group, Revenue, 2015A, Refunding, 5%,
3/01/39 ........................................................ 5,000,000 5,596,150
Marian University, Inc., Revenue, 2011, Pre-Refunded, 6.375%, 9/15/41 ......... 12,500,000 13,154,500
Marion County Capital Improvement Board, Revenue, 2015A, Refunding, 5.25%,
2/01/37 ........................................................ 10,000,000 11,413,500
WVB East End Partners LLC, Revenue, 2013A, 5.25%, 1/01/51 ............... 20,000,000 21,279,600
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 6,445,883
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 24,982,963
Indiana University , Revenue , 2020A , Refunding , 4% , 6/01/45 ..................
8,525,000 10,023,780
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 28,237,187
Revenue, 2019A, 4%, 2/01/44 ........................................ 6,050,000 7,101,732
Revenue, 2019A, 5%, 2/01/49 ........................................ 41,970,000 51,377,995
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 6,936,780
335,655,096

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa 0.3%
Iowa Finance Authority ,
Iowa Health System Obligated Group, Revenue, 2018B, Refunding, 5%, 2/15/48 .. $ 7,500,000 $ 8,963,700
State Revolving Fund, Revenue, 2017, Refunding, 5%, 8/01/42 ............... 16,000,000 19,637,600
28,601,300
Kansas 0.7%
Butler County Unified School District No. 490 El Dorado , GO , 2016 B , BAM Insured ,
4% , 9/01/43 ...................................................... 10,000,000 11,292,500
University of Kansas Hospital Authority , University of Kansas Health System Obligated
Group , Revenue , 2017 A , Refunding , 5% , 3/01/47 ......................... 23,115,000 27,029,525
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,365,130
Utility System, Revenue, 2016-A, 5%, 9/01/45 ............................ 10,000,000 11,481,200
Utility System, Revenue, 2016-C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,856,700
Utility System, Revenue, 2016-C, Refunding, 5%, 9/01/46 ................... 16,565,000 19,237,597
78,262,652
Kentucky 0.2%
Kentucky Municipal Power Agency ,
Revenue, 2015A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 11,090,400
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 8,941,020
20,031,420
Louisiana 3.1%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 11,719,300
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 7,405,919
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
20,000,000 23,049,000
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/42 .......
20,000,000 22,927,200
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,875,450
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
East Baton Rouge Sewerage Commission, Revenue, Sub. Lien, 2014-A, Pre-
Refunded, 5%, 2/01/44 ............................................ 5,820,000 6,696,375
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/39 . 10,000,000 11,088,500
University Facilities, Inc., Revenue, 2010A, AGMC Insured, 5%, 10/01/40 ........ 8,545,000 8,570,379
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 35,000,000 40,384,400
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 5,990,000 6,695,921
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 16,575,300
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 12,450,140
Ochsner Clinic Foundation Obligated Group, Revenue, 2002B, ETM, 5.75%, 5/15/23 10,000,000 11,344,400
Ochsner Clinic Foundation Obligated Group, Revenue, 2011, Pre-Refunded, 6.75%,
5/15/41 ........................................................ 15,500,000 16,035,835
Ochsner Clinic Foundation Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/47 7,500,000 8,384,850
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/42 20,000,000 23,376,000
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 9,934,826
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 10,000,000 10,913,100
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,639,525
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 14,750,400
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/40 ................. 3,750,000 4,253,775

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. $ 3,500,000 $ 4,242,420
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/50 ................. 4,000,000 4,440,280
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
5,700,000 6,173,043
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017B , 5% , 1/01/48 ........................................ 4,000,000 4,466,640
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 7,048,500
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,585,425
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 9,610,107
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 11,812,300
Terrebonne Levee & Conservation District ,
Revenue, 2020 B, Refunding, 4%, 6/01/40 ............................... 5,065,000 5,720,664
Revenue, 2020 B, Refunding, 4%, 6/01/41 ............................... 5,165,000 5,816,927
341,986,901
Maine 0.5%
Maine Health & Higher Educational Facilities Authority ,
MaineGeneral Health Obligated Group, Revenue, 2011, 6.75%, 7/01/36 ......... 4,250,000 4,345,328
MaineGeneral Health Obligated Group, Revenue, 2011, 7%, 7/01/41 ........... 10,000,000 10,232,500
MaineHealth Obligated Group, Revenue, 2018A, 5%, 7/01/43 ................. 3,000,000 3,570,870
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/50 ................. 14,215,000 15,850,009
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 18,812,195
52,810,902
Maryland 1.0%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2013C, 5%, 7/01/38 ..................... 5,000,000 5,575,200
Wastewater Utility Fund, Revenue, 2013C, 5%, 7/01/43 ..................... 10,000,000 11,083,500
Wastewater Utility Fund, Revenue, 2014C, 5%, 7/01/39 ..................... 10,000,000 11,486,600
Wastewater Utility Fund, Revenue, 2014C, 5%, 7/01/44 ..................... 10,000,000 11,400,100
Water Utility Fund, Revenue, 2014A, 5%, 7/01/39 .......................... 9,430,000 10,708,802
Water Utility Fund, Revenue, 2014A, 5%, 7/01/44 .......................... 5,500,000 6,198,885
Maryland Community Development Administration , Residential , Revenue , 2018 A ,
Refunding , 3.85% , 9/01/33 ........................................... 5,150,000 5,755,949
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 14,035,625
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 .. 1,945,000 2,136,369
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 3,294,600
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/42 .............. 7,500,000 8,800,875
University of Maryland Medical System Obligated Group, Revenue, 1991 B, NATL
Insured, ETM, 7%, 7/01/22 ......................................... 90,000 98,392
Maryland State Transportation Authority , Revenue , 2020 , 4% , 7/01/45 ............
13,205,000 15,352,397
105,927,294
Massachusetts 3.3%
Commonwealth of Massachusetts ,
GO, 2016G, 4%, 9/01/42 ............................................ 20,000,000 22,538,800
GO, 2017B, 5%, 4/01/47 ............................................ 12,335,000 14,825,437
GO, 2018A, 5%, 1/01/41 ............................................ 15,000,000 18,393,600
GO, 2018A, 5%, 1/01/46 ............................................ 10,000,000 12,117,800
GO, 2019 A, 5.25%, 1/01/44 .......................................... 10,000,000 12,637,700
Transportation Fund, Revenue, 2012A, 4%, 6/01/35 ........................ 10,000,000 10,153,500
Transportation Fund, Revenue, 2017A, 5%, 6/01/47 ........................ 25,055,000 30,164,967
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 18,334,650

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Bay Transportation Authority , Revenue , 2005 A , 5% , 7/01/28 .......
$ 10,000,000 $ 13,114,200
Massachusetts Clean Water Trust (The) ,
Revenue, 1999A, 5.75%, 8/01/29 ...................................... 450,000 451,791
Revenue, 2002A, 5%, 8/01/32 ........................................ 225,000 225,722
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2018 J-2, 5%, 7/01/53 ...... 5,000,000 5,770,650
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016N, 5%, 12/01/41 ... 10,135,000 11,757,918
Partners Healthcare System, Inc., Revenue, 2016Q, Refunding, 5%, 7/01/47 ..... 15,000,000 17,414,550
Partners Healthcare System, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ... 15,415,000 17,316,286
Wellesley College, Revenue, 2012, 5%, 7/01/42 ........................... 10,000,000 10,516,800
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 4%,
10/01/45 ....................................................... 1,250,000 1,407,100
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 11,901,500
Massachusetts Educational Financing Authority ,
Revenue, 2009 I, 6%, 1/01/28 ........................................ 2,340,000 2,373,509
Revenue, 2013K, 5.25%, 7/01/29 ...................................... 4,570,000 4,791,965
Massachusetts Health & Educational Facilities Authority , Beth Israel Lahey Health
Obligated Group , Revenue , 1998-A , Pre-Refunded , NATL Insured , 5% , 7/01/25 ... 750,000 772,342
Massachusetts Housing Finance Agency , Revenue , 2020 A-1 , FHA Insured , 3% ,
12/01/45 ........................................................ 4,000,000 4,104,160
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/44 ........................................ 15,000,000 18,065,700
Revenue, 2019 C, 5%, 7/01/49 ........................................ 10,000,000 11,962,600
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 8,705,400
Massachusetts School Building Authority ,
Revenue, 2018 A, 4%, 2/15/43 ........................................ 10,750,000 12,186,523
Revenue, 2019A, 5%, 2/15/49 ........................................ 25,000,000 29,465,000
Revenue, 2020 A, 4%, 8/15/45 ........................................ 12,000,000 14,143,200
University of Massachusetts Building Authority ,
Revenue, Senior Lien, Pre-Refunded, 5%, 11/01/39 ........................ 20,000,000 23,226,969
358,840,339
Michigan 2.8%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien,
2006B, NATL Insured, 5%, 7/01/36 ................................... 10,000 10,033
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Pre-Refunded, AGMC Insured, 5%, 7/01/39 ....................... 10,000,000 10,788,600
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Pre-Refunded, 5.25%, 7/01/39 ................................ 12,000,000 12,996,000
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003-A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,033
Detroit City School District ,
GO, 2012A, Refunding, 5%, 5/01/30 .................................... 1,245,000 1,326,983
GO, 2012A, Refunding, 5%, 5/01/33 .................................... 1,500,000 1,596,915
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2016A, 5%, 11/01/44 ............ 20,925,000 23,736,693
Bronson Healthcare Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 30,000,000 34,147,500
Henry Ford Health System Obligated Group, Revenue, 2019A, 5%, 11/15/48 ..... 25,920,000 31,298,659
McLaren Health Care Corp. Obligated Group, Revenue, 2019 A, 4%, 2/15/44 ..... 20,000,000 22,435,800
c
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 1,151,150
c
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 2,290,900
c
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,711,950
c
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 1,500,000 1,705,995
c
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 1,000,000 1,132,540
c
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 4,000,000 4,352,840

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Tobacco Settlement, Revenue, Senior Lien, 2020 B1, 2, Refunding, 5%, 6/01/49 .. $ 3,000,000 $ 3,490,050
Trinity Health Corp. Obligated Group, Revenue, Pre-Refunded, 5%, 12/01/39 ..... 29,750,000 31,276,613
Michigan State Building Authority ,
Revenue, 2011 I-A, Pre-Refunded, 5.375%, 10/15/36 ....................... 6,730,000 7,059,703
Revenue, 2013 1-A, Refunding, 5.25%, 10/15/44 .......................... 20,655,000 23,261,661
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 2010F-7, Refunding, 5%, 11/15/47 ..... 10,000,000 11,768,500
Trinity Health Corp. Obligated Group, Revenue, Pre-Refunded, 5%, 12/01/34 ..... 10,000,000 10,733,239
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3.25% , 10/01/44
3,450,000 3,640,992
Michigan Strategic Fund ,
DTE Electric Co., Revenue, BB, Refunding, AMBAC Insured, 7%, 5/01/21 ....... 250,000 258,192
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 10,000,000 11,426,200
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 7,515,270
Pontiac School District ,
GO, 2020, 4%, 5/01/45 ............................................. 7,940,000 8,988,795
GO, 2020, 4%, 5/01/50 ............................................. 8,665,000 9,749,251
State of Michigan , Trunk Line , Revenue , 2020 B , 4% , 11/15/45 .................
25,000,000 29,427,250
309,288,307
Minnesota 0.1%
City of St. Cloud , CentraCare Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 5/01/48 ............................................. 10,000,000 11,960,300
Mississippi 0.7%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... 25,000,000 29,384,250
Mississippi Development Bank , City of Jackson Water & Sewer System , Revenue ,
2013 , AGMC Insured , 6.875% , 12/01/40 ................................. 3,400,000 3,945,734
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016A, 5%, 9/01/36 .... 6,350,000 7,282,498
Baptist Memorial Health Care Obligated Group, Revenue, 2016A, 5%, 9/01/46 .... 30,000,000 33,751,200
74,363,682
Missouri 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020A , Refunding , 4% , 10/01/44 ...................................... 6,000,000 6,913,680
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 4,361,040
Mercy Health, Revenue, 2014F, 5%, 11/15/45 ............................. 25,000,000 27,596,500
SSM Health Care Obligated Group, Revenue, 2018A, 5%, 6/01/48 ............. 7,500,000 8,847,600
Kansas City Industrial Development Authority ,
Airport, Revenue, 2019 B, 5%, 3/01/46 .................................. 13,500,000 15,537,690
Airport, Revenue, 2019 B, 5%, 3/01/54 .................................. 23,500,000 26,863,790
Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ...................... 9,000,000 10,440,900
St. Louis Municipal Finance Corp , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/49 ..................................................... 5,000,000 5,902,300
106,463,500
Montana 0.2%
Montana Facility Finance Authority ,
Benefis Health System Obligated Group, Revenue, 2016, Refunding, 5%, 2/15/41 . 2,650,000 3,094,166
Billings Clinic Obligated Group, Revenue, 2018A, Refunding, 5%, 8/15/48 ....... 10,000,000 12,219,900

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Montana (continued)
Montana Facility Finance Authority, (continued)
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... $ 6,440,000 $ 7,373,092
22,687,158
Nebraska 0.8%
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017A , 5% , 11/15/47 ....................................... 10,000,000 11,540,500
Hospital Authority No. 1 of Lancaster County , Bryan Medical Center Obligated Group ,
Revenue , 1992 , NATL Insured , ETM, 6.7% , 6/01/22 ........................ 635,000 673,862
Omaha Public Power District , Revenue , 2011 B , Pre-Refunded , 5% , 2/01/39 .......
23,305,000 23,580,465
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 11,585,600
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 11,501,000
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 8,722,195
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 6,094,858
University of Nebraska ,
Revenue, 2011, Pre-Refunded, 5%, 7/01/37 .............................. 5,000,000 5,276,400
Revenue, 2011, Pre-Refunded, 5%, 7/01/42 .............................. 7,500,000 7,914,600
86,889,480
Nevada 0.3%
City of Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue ,
2017 , Refunding , 5% , 9/01/47 ........................................ 2,775,000 3,134,973
City of Henderson , GO , 2020A-1 , 4% , 6/01/45 ..............................
10,000,000 11,691,500
Clark County School District ,
GO, 2020A, AGMC Insured, 4%, 6/15/36 ................................ 750,000 878,370
GO, 2020A, AGMC Insured, 4%, 6/15/37 ................................ 875,000 1,020,740
GO, 2020A, AGMC Insured, 4%, 6/15/38 ................................ 850,000 988,099
GO, 2020A, AGMC Insured, 4%, 6/15/39 ................................ 1,000,000 1,158,550
GO, 2020A, AGMC Insured, 4%, 6/15/40 ................................ 725,000 837,194
Las Vegas Convention & Visitors Authority , Revenue , 2018 B , 5% , 7/01/43 ........
10,000,000 11,500,800
31,210,226
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. 6,000,000 6,953,400
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,633,040
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 11,881,076
23,467,516
New Jersey 2.1%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,200,000 8,091,288
State of New Jersey Department of the Treasury, Revenue, 2013 NN, Refunding, 5%,
3/01/28 ........................................................ 22,000,000 23,446,940
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/33 6,135,000 7,028,931
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/36 11,850,000 13,453,897
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 4.625%,
6/15/48 ........................................................ 2,000,000 2,142,160
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/48 8,000,000 8,896,800
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 3,250,000 3,698,987
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 2,725,000 2,813,808
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 26,000,000 28,733,640
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 5,208,534

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. $ 4,800,000 $ 5,427,696
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 15,522,640
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 2,800,000 2,984,352
Revenue, Senior Lien, 2020B, 3.5%, 12/01/39 ............................ 8,000,000 8,053,600
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, NATL Insured, Zero Cpn., 12/15/31 ....................... 6,275,000 4,455,501
Revenue, 2009A, Zero Cpn., 12/15/36 .................................. 500,000 279,225
Revenue, 2009A, Zero Cpn., 12/15/39 .................................. 750,000 364,860
Revenue, 2010A, Zero Cpn., 12/15/40 .................................. 4,750,000 2,202,860
Revenue, 2011B, 5.25%, 6/15/36 ...................................... 10,000,000 10,235,400
Revenue, 2013AA, 5%, 6/15/44 ....................................... 1,000,000 1,059,380
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,482,310
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 3,250,000 3,718,553
Revenue, 2015AA, 5%, 6/15/45 ....................................... 15,000,000 16,120,800
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 18,400,000 21,164,600
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 8,200,000 9,330,288
Revenue, 2019 BB, 4%, 6/15/38 ....................................... 2,000,000 2,098,860
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 4,000,000 4,118,040
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 5,150,000 5,743,228
New Jersey Turnpike Authority , Revenue , 2015 E , 5% , 1/01/45 .................
11,475,000 13,005,880
232,883,058
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2015A, 5%, 8/01/44 . 10,000,000 11,293,900
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 17,743,800
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 1,100,070
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 1,091,100
31,228,870
New York 12.3%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 2,277,022
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,713
GO, 2003 F, 5.25%, 1/15/23 .......................................... 5,000 5,019
GO, 2018 E-1, 5%, 3/01/40 .......................................... 14,570,000 17,356,221
GO, 2020 D-1, 4%, 3/01/44 .......................................... 4,250,000 4,765,483
GO, 2021 C, 4%, 8/01/40 ............................................ 6,500,000 7,398,560
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,401,580
GO, 2021A, Refunding, 4%, 8/01/34 .................................... 4,290,000 5,024,319
Hudson Yards Infrastructure Corp. ,
Revenue, Senior Lien, 2012A, Pre-Refunded, AGMC Insured, 5%, 2/15/47 ....... 730,000 739,957
Revenue, Senior Lien, 2012A, AGMC Insured, 5%, 2/15/47 .................. 15,745,000 15,931,106
Long Island Power Authority , Revenue , 2016 B , Refunding , 5% , 9/01/46 ..........
13,000,000 15,427,490
Metropolitan Transportation Authority ,
Revenue, 2012A-1, 5%, 11/15/40 ...................................... 30,000,000 30,766,500
Revenue, 2013A, 5%, 11/15/38 ....................................... 11,800,000 12,098,658
Revenue, 2013B, 5%, 11/15/43 ....................................... 8,000,000 8,204,400
Revenue, 2015A, 5%, 11/15/40 ....................................... 7,000,000 7,308,140
Revenue, 2015D-1, Refunding, 5%, 11/15/32 ............................. 1,250,000 1,322,462
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,263,568

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2016B, Refunding, 5%, 11/15/28 ............................... $ 2,885,000 $ 3,102,789
Revenue, 2016C-1, 5.25%, 11/15/56 ................................... 14,765,000 15,792,349
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/29 ....................... 2,090,000 1,477,525
Revenue, 2017A-2, Refunding, 5%, 11/15/26 ............................. 4,425,000 4,787,850
Revenue, 2017C-1, Refunding, 5%, 11/15/33 ............................. 1,780,000 1,923,628
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 49,651,874
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 10,055,700
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 7,590,660
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 14,020,868
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 12,150,000 13,155,170
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 24,500,000 27,050,450
Revenue, 2020 D, 5%, 11/15/44 ....................................... 17,000,000 18,496,000
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 20,049,000
Monroe County Industrial Development Corp. , University of Rochester , Revenue ,
2020A , 4% , 7/01/50 ................................................ 5,000,000 5,638,750
New York City ,
Water & Sewer System, Revenue, 2012 AA, Pre-Refunded, 5%, 6/15/34 ........ 10,000,000 10,296,900
Water & Sewer System, Revenue, 2013 DD, 5%, 6/15/35 .................... 30,705,000 34,213,660
Water & Sewer System, Revenue, 2014-BB, 5%, 6/15/46 .................... 15,000,000 16,610,550
Water & Sewer System, Revenue, 2015 FF, Refunding, 5%, 6/15/39 ............ 10,000,000 11,734,100
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... 15,000,000 17,601,150
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 38,273,950
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 14,725,080
Water & Sewer System, Revenue, 2020 DD-1, 4%, 6/15/50 .................. 8,000,000 9,158,080
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 6,814,260
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2011S-2A, 5%, 7/15/40 ............................ 35,000,000 36,056,300
Building Aid, Revenue, 2012 S-1A, 5.25%, 7/15/37 ......................... 30,300,000 31,288,992
Future Tax Secured, Revenue, 2011C, 5%, 11/01/39 ....................... 5,000 5,016
Future Tax Secured, Revenue, 2014A-1, 5%, 11/01/34 ...................... 15,000,000 16,991,700
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 11,837,100
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 13,322,654
Future Tax Secured, Revenue, 2017B, 5%, 8/01/36 ........................ 10,000,000 12,014,500
Future Tax Secured, Revenue, 2017B, 5%, 8/01/38 ........................ 10,000,000 11,977,800
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 14,503,738
Future Tax Secured, Revenue, 2018C-3, 4%, 5/01/43 ....................... 19,800,000 21,998,988
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/45 ..................... 5,200,000 5,838,716
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 11,206,300
Future Tax Secured, Revenue, 2020C, 4%, 5/01/45 ........................ 3,500,000 3,977,155
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 25,000,000 26,173,250
7 World Trade Center II LLC, Revenue, 2012, 2, Refunding, 5%, 9/15/43 ........ 6,500,000 6,822,400
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 54,994,000
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 35,700,858
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/45 ...........
8,055,000 9,273,883
New York State Dormitory Authority ,
Revenue, 2015B, 5%, 2/15/40 ........................................ 20,000,000 22,987,400
Revenue, 2018 E, 5%, 3/15/46 ........................................ 73,125,000 88,408,857
Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ............................ 5,000 6,729
State of New York Personal Income Tax, Revenue, 2017B, Refunding, 5%, 2/15/42 24,410,000 29,356,687
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/47 50,000,000 56,026,000
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 11,843,900
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/42 ........ 33,280,000 40,050,150
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/42 ........ 59,480,000 72,338,386
State of New York Sales Tax, Revenue, 2018A, 5%, 3/15/45 .................. 25,000,000 29,943,250

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State University of New York, Revenue, 2011A, Pre-Refunded, 5%, 7/01/41 ...... $ 10,000,000 $ 10,320,300
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 20,000,000 22,332,400
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 10,294,200
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2011A, 5%, 3/15/31 ......... 10,000,000 10,162,700
State of New York Personal Income Tax, Revenue, 2019 A, 4%, 3/15/47 ......... 15,200,000 16,789,464
State of New York Personal Income Tax, Revenue, 2020 A, 4%, 3/15/45 ......... 12,000,000 13,543,080
State of New York Personal Income Tax, Revenue, 2020 C, Refunding, 4%, 3/15/45 5,000,000 5,642,950
State of New York Personal Income Tax, Revenue, 2020 C, Refunding, 4%, 3/15/49 10,000,000 11,234,900
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 22,208,000
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 8,782,320
Revenue, 221, 4%, 7/15/45 .......................................... 5,500,000 6,081,735
Suffolk County Water Authority , Revenue , 2020 B , 3% , 6/01/45 .................
15,000,000 16,076,550
Triborough Bridge & Tunnel Authority ,
Revenue, 1999-B, Pre-Refunded, 5.5%, 1/01/30 ........................... 13,970,000 14,772,437
Revenue, 2020 A, 5%, 11/15/54 ....................................... 8,500,000 10,419,470
1,339,296,756
North Carolina 1.3%
City of Raleigh , Combined Enterprise System , Revenue , 2011 , Pre-Refunded , 5% ,
3/01/40 ......................................................... 15,830,000 16,080,906
County of Wake , GO , 2010-C , Refunding , 5% , 3/01/25 .......................
21,780,000 26,202,211
North Carolina Eastern Municipal Power Agency ,
Revenue, 1993 B, ETM, 6%, 1/01/22 ................................... 1,250,000 1,332,975
Revenue, 1993 B, ETM, 6.25%, 1/01/23 ................................. 39,030,000 44,028,572
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020A , 5% , 10/01/50 ....................................... 2,200,000 2,536,974
North Carolina Turnpike Authority ,
Revenue, 2009B, AGMC Insured, Zero Cpn., 1/01/33 ....................... 25,000,000 17,969,000
Revenue, 2009B, AGMC Insured, Zero Cpn., 1/01/34 ....................... 15,000,000 10,370,850
Revenue, 2009B, AGMC Insured, Zero Cpn., 1/01/35 ....................... 15,215,000 10,134,407
Revenue, 2018A, Refunding, 4%, 1/01/39 ............................... 10,000,000 11,453,000
140,108,895
North Dakota 0.4%
North Dakota Housing Finance Agency ,
Revenue, 2019F, 3.05%, 7/01/43 ...................................... 2,480,000 2,593,435
Revenue, 2020 A, 3%, 7/01/40 ........................................ 2,500,000 2,625,250
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 11,354,600
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 10,833,178
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 6,448,970
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 11,551,700
45,407,133
Ohio 3.8%
c
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 4,342,166
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 6,299,526
American Municipal Power, Inc. ,
Revenue, 2015A, Refunding, 5%, 2/15/39 ............................... 5,000,000 5,558,200
Revenue, 2015A, Refunding, 5%, 2/15/42 ............................... 2,500,000 2,772,325

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
American Municipal Power, Inc., (continued)
Revenue, 2016A, Refunding, 5%, 2/15/46 ............................... $ 20,000,000 $ 23,041,200
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 21,963,085
Buckeye Tobacco Settlement Financing Authority ,
Revenue, A-3, Pre-Refunded, 6.25%, 6/01/37 ............................. 15,000,000 16,396,200
Revenue, Senior Lien, 2020A-2, 1, Refunding, 4%, 6/01/48 .................. 10,235,000 11,102,621
City of Akron , Community Learning Center Income Tax , Revenue , 2012 A , Refunding ,
5% , 12/01/29 ..................................................... 10,000,000 10,694,700
City of Cleveland , Airport System , Revenue , 2012A , Pre-Refunded , AGMC Insured ,
5% , 1/01/28 ...................................................... 9,500,000 10,025,160
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,430,000 4,932,052
City of Toledo , Water System , Revenue , 2013 , Refunding , 5% , 11/15/38 ..........
20,000,000 21,995,400
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 8,325,960
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 8,571,375
County of Franklin ,
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/40 ................... 10,000,000 11,433,100
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 11,731,600
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 12,790,656
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,640,000 6,347,200
County of Hamilton ,
Christ Hospital Obligated Group, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%,
6/01/42 ........................................................ 22,500,000 24,167,025
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/38 .................. 12,000,000 13,475,640
UC Health Obligated Group, Revenue, 2020, 5%, 9/15/50 ................... 7,500,000 8,772,975
Kent State University , Revenue , 2012 A , Pre-Refunded , 5% , 5/01/37 .............
10,500,000 11,246,760
Miami University , Revenue , 2020A , Refunding , 4% , 9/01/45 ....................
6,030,000 6,942,037
Northeast Ohio Regional Sewer District ,
Revenue, 2017, Refunding, 4%, 11/15/38 ................................ 10,000,000 11,626,900
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,437,300
Ohio Air Quality Development Authority , Buckeye Power, Inc. , Revenue , 2010 , 6% ,
12/01/40 ........................................................ 15,000,000 15,064,500
c
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,470,326
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,281,400
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,724,936
Ohio State University (The) , Revenue , 2013A , 5% , 6/01/38 ....................
10,000,000 10,993,300
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 20,000,000 24,399,400
Revenue, Junior Lien, 2013 A-4, Zero Cpn., 2/15/35 ........................ 35,000,000 42,457,450
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017A, Refunding, 4%,
1/01/36 ........................................................ 6,500,000 7,477,405
Cleveland Clinic Health System Obligated Group, Revenue, 2019B, 4%, 1/01/43 .. 12,130,000 13,826,744
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 695,629
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 923,032
University Hospitals Health System, Inc. Obligated Group, Revenue, 2012 A, AGMC
Insured, 5%, 1/15/41 .............................................. 7,000,000 7,270,480
414,575,765
Oklahoma 0.2%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,803,960
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 5,344,155

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oklahoma (continued)
McGee Creek Authority , Revenue , 1992 , NATL Insured , 6% , 1/01/23 .............
$ 120,000 $ 127,258
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 4,067,595
Oklahoma Water Resources Board , Revenue , 2020 A , 4% , 10/01/45 .............
4,000,000 4,709,560
19,052,528
Oregon 1.9%
Clackamas & Washington Counties School District No. 3 ,
GO, 2020 A, Refunding, Zero Cpn., 6/15/43 .............................. 3,250,000 1,756,007
GO, 2020 A, Refunding, Zero Cpn., 6/15/45 .............................. 3,200,000 1,607,008
GO, 2020 A, Refunding, Zero Cpn., 6/15/46 .............................. 2,500,000 1,214,450
GO, 2020 A, Refunding, Zero Cpn., 6/15/47 .............................. 4,650,000 2,185,314
GO, 2020 A, Refunding, Zero Cpn., 6/15/50 .............................. 2,000,000 847,180
Columbia County School District No. 502 ,
GO, 2020 A, Zero Cpn., 6/15/50 ....................................... 6,000,000 2,563,320
GO, 2020 B, 5%, 6/15/45 ............................................ 3,500,000 4,086,740
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 13,308,778
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020A , Refunding , 5% , 8/15/50 ....................................... 4,000,000 4,834,200
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 24,522,800
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,931,616
Port of Portland ,
Airport, Revenue, 25B, 5%, 7/01/49 .................................... 12,720,000 14,859,886
Airport, Revenue, TWENTY SEVEN A, 5%, 7/01/45 ........................ 23,000,000 27,259,370
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/44 ............................................. 16,880,000 20,306,134
Salem-Keizer School District No. 24J ,
GO, 2020 A, Zero Cpn., 6/15/39 ....................................... 2,800,000 1,770,020
GO, 2020 A, Zero Cpn., 6/15/40 ....................................... 4,500,000 2,748,285
State of Oregon ,
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 4%, 11/15/42 15,000,000 17,589,450
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 9,145,000 9,991,004
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 8,750,000 9,777,250
University of Oregon ,
Revenue, 2018A, 5%, 4/01/48 ........................................ 14,500,000 17,415,225
Revenue, 2020A, 5%, 4/01/50 ........................................ 15,000,000 18,712,200
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/41 ....................................... 5,725,000 2,811,605
GO, 2018 A, Zero Cpn., 6/15/42 ....................................... 5,900,000 2,771,112
GO, 2018 A, Zero Cpn., 6/15/43 ....................................... 5,500,000 2,470,105
207,339,059
Pennsylvania 2.4%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,646,200
Bucks County Water and Sewer Authority ,
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/33 ................. 5,500,000 5,782,260
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/37 ................. 10,520,000 11,059,886
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/41 ................. 5,110,000 5,372,245
City of Philadelphia ,
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 1,500,000 1,618,605
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/50 ......................... 1,825,000 1,957,550
Water & Wastewater, Revenue, 2015A, 5%, 7/01/45 ........................ 15,000,000 16,880,250
Commonwealth Financing Authority ,
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2013 A-2, Pre-Refunded, 5%, 6/01/42 .............. 5,400,000 5,804,514

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Commonwealth Financing Authority, (continued)
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2015A, 5%, 6/01/33 ............................ $ 4,550,000 $ 5,324,182
Commonwealth of Pennsylvania , GO, First Series , 2015 , Refunding , AGMC Insured ,
5% , 8/15/26 ...................................................... 20,805,000 25,264,968
County of Allegheny , GO , C-78 , 4% , 11/01/45 ..............................
4,000,000 4,702,160
Delaware County Regional Water Quality Control Authority ,
Revenue, 2016, 5%, 11/01/41 ........................................ 5,000,000 6,039,050
Revenue, 2016, 5%, 11/01/46 ........................................ 10,315,000 12,386,149
Erie City Water Authority , Revenue , 2016 , Refunding , 5% , 12/01/43 ..............
5,000,000 5,978,900
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2020A ,
Refunding , 4% , 4/01/39 ............................................. 3,500,000 4,011,665
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 651,108
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,163,530
Meadowood Corp. Obligated Group (The), Revenue, 2018A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 9,578,250
Montour School District ,
GO, 2015A & B, AGMC Insured, 5%, 4/01/40 ............................. 3,170,000 3,721,200
GO, 2015A & B, AGMC Insured, 5%, 4/01/41 ............................. 2,000,000 2,342,560
GO, 2015A & B, AGMC Insured, 5%, 4/01/42 ............................. 2,000,000 2,336,340
Pennsylvania Economic Development Financing Authority , Aqua Pennsylvania, Inc. ,
Revenue , 2010B , 5% , 12/01/43 ....................................... 20,000,000 20,040,000
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/40 ..... 3,575,000 4,061,271
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/41 ..... 5,425,000 6,140,829
Pennsylvania Turnpike Commission ,
Revenue, 2009C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 6,336,300
Revenue, 2020 B, 5%, 12/01/45 ....................................... 5,000,000 6,228,600
Revenue, 2020 B, 5%, 12/01/50 ....................................... 8,000,000 9,845,280
Philadelphia Gas Works Co. , Revenue , SIXTEENTH A , AGMC Insured , 4% , 8/01/45 .
4,000,000 4,541,440
School District of Philadelphia (The) ,
GO, 2016F, Refunding, 5%, 9/01/33 .................................... 6,415,000 7,668,042
GO, 2016F, Refunding, 5%, 9/01/36 .................................... 4,090,000 4,851,190
Sports & Exhibition Authority of Pittsburgh and Allegheny County , Revenue , 2010 ,
Refunding , AGMC Insured , 5% , 2/01/35 ................................. 18,000,000 18,030,060
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 12,015,500
Westmoreland County Municipal Authority , Revenue , 2016 , Refunding , BAM Insured ,
5% , 8/15/42 ...................................................... 17,205,000 20,136,044
257,516,128
Rhode Island 0.2%
Rhode Island Health and Educational Building Corp. ,
Lifespan Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/39 ............ 5,500,000 6,083,165
Town of East Greenwich, Revenue, 2012 A, 5%, 5/15/37 .................... 10,000,000 10,721,700
Rhode Island Housing and Mortgage Finance Corp. ,
Revenue, 10-A, 6.5%, 10/01/22 ....................................... 170,000 170,651
Revenue, 10-A, 6.5%, 4/01/27 ........................................ 130,000 130,480
Revenue, 15-A, 6.85%, 10/01/24 ...................................... 120,000 120,516
17,226,512
South Carolina 1.3%
City of Columbia ,
Waterworks & Sewer System, Revenue, 2019 A, 4%, 2/01/44 ................. 5,250,000 6,027,787

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
City of Columbia, (continued)
Waterworks & Sewer System, Revenue, 2019 A, 5%, 2/01/49 ................. $ 8,000,000 $ 9,958,160
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 8,783,903
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,660,400
County of Greenwood ,
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/37 ..... 8,465,000 9,487,149
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/39 ..... 1,195,000 1,332,461
Piedmont Municipal Power Agency , Revenue , 1991 , Refunding , NATL Insured , 6.25% ,
1/01/21 ......................................................... 200,000 201,928
South Carolina Jobs-Economic Development Authority ,
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... 20,000,000 23,140,800
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 17,182,350
South Carolina Ports Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 10,000,000 12,009,100
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 12,305,639
South Carolina Public Service Authority , Revenue , 2015A , Refunding , 5% , 12/01/55 .
20,000,000 22,558,200
South Carolina State Housing Finance & Development Authority , Revenue , 2020 A ,
3% , 7/01/40 ...................................................... 2,000,000 2,108,240
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ 1,415,000 1,630,915
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,615,395
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/45 ........................................ 2,750,000 3,089,762
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 3%, 4/15/49 ........................................ 2,000,000 2,022,080
139,114,269
South Dakota 1.3%
Huron School District No. 2-2 , GO , 2013 , Refunding , 5% , 6/15/39 ...............
4,000,000 4,551,920
South Dakota Health & Educational Facilities Authority ,
Revenue, 2011A, 5.125%, 8/01/46 ..................................... 7,000,000 7,220,430
Revenue, 2012A, Refunding, 5%, 8/01/46 ............................... 6,005,000 6,416,763
Revenue, 2015A, Refunding, 5%, 8/01/38 ............................... 3,475,000 4,113,740
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 10,982,000
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 51,050,000 59,288,959
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 12,263,378
Monument Health Obligated Group, Revenue, 2017, 5%, 9/01/40 .............. 10,000,000 11,826,000
Monument Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ... 12,500,000 13,707,125
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 6,548,720
136,919,035
Tennessee 1.9%
Chattanooga Health Educational & Housing Facility Board , CommonSpirit Health
Obligated Group , Revenue , 2019A-1 , Refunding , 4% , 8/01/44 ................ 2,000,000 2,169,060
City of Jackson , West Tennessee Healthcare Obligated Group , Revenue , 2015 ,
Refunding , 4% , 4/01/41 ............................................. 25,000,000 26,620,250
City of Memphis , Electric System , Revenue , 2020A , 4% , 12/01/50 ...............
6,000,000 7,013,700
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 1998, Pre-Refunded,
NATL Insured, 5.125%, 7/01/25 ...................................... 65,000 66,058
Mountain States Health Alliance Obligated Group, Revenue, 1998, NATL Insured,
ETM, 5.25%, 7/01/28 ............................................. 8,500,000 9,204,735

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Knox County Health Educational & Housing Facility Board , Covenant Health Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 ......................... $ 35,000,000 $ 40,341,700
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 11,726,400
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 12,814,670
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 6,000,000 7,193,160
Water & Sewer, Revenue, 2017 B, 5%, 7/01/42 ........................... 21,645,000 26,131,143
Water & Sewer, Revenue, 2017 B, 5%, 7/01/46 ........................... 15,925,000 19,091,845
Metropolitan Nashville Airport Authority (The) , Revenue , 2019 B , 5% , 7/01/44 ......
20,000,000 23,766,600
Tennessee Housing Development Agency , Revenue , 2018-4 , Refunding , 4% , 7/01/43
6,825,000 7,408,947
Tennessee State School Bond Authority , Revenue , 2017A , 5% , 11/01/47 ..........
15,000,000 18,158,400
211,706,668
Texas 10.2%
Central Texas Regional Mobility Authority ,
Revenue, Senior Lien, 2011, Pre-Refunded, 6%, 1/01/41 .................... 14,000,000 14,130,060
Revenue, Senior Lien, 2015A, Refunding, 5%, 1/01/45 ...................... 5,000,000 5,606,650
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/40 ....................... 12,505,000 14,258,701
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/46 ....................... 11,245,000 12,713,935
Central Texas Turnpike System ,
Revenue, 2015-B, Refunding, 5%, 8/15/37 ............................... 10,000,000 11,308,800
Revenue, 2015-C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,628,000
Revenue, 2015-C, Refunding, 5%, 8/15/42 ............................... 20,000,000 22,345,000
Revenue, First Tier, Pre-Refunded, AGMC Insured, 5%, 8/15/41 ............... 25,665,000 27,819,469
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 21,529,600
City of Austin ,
Electric Utility, Revenue, 2015A, Refunding, 5%, 11/15/45 ................... 10,000,000 11,822,300
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 22,059,000
City of Brownsville , Utilities System , Revenue , 2020 , Refunding , AGMC Insured , 3% ,
9/01/50 ......................................................... 3,000,000 3,160,680
City of Corpus Christi ,
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/38 ......... 6,000,000 6,756,000
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/43 ......... 7,000,000 7,882,000
Utility System, Revenue, Junior Lien, 2015A, 5%, 7/15/40 ................... 13,200,000 15,585,768
City of Dallas , Revenue , 2009 , Refunding , AGMC Insured , 5.25% , 8/15/34 ........
18,975,000 19,040,653
City of Houston ,
Combined Utility System, Revenue, First Lien, 2002 C, Refunding, 4%, 11/15/43 .. 7,500,000 8,887,350
Combined Utility System, Revenue, First Lien, 2002 C, Refunding, 5%, 11/15/45 .. 5,000,000 6,447,200
Combined Utility System, Revenue, First Lien, 2002 C, Refunding, 4%, 11/15/49 .. 5,000,000 5,873,100
Combined Utility System, Revenue, First Lien, 2011D, Pre-Refunded, 5%, 11/15/36 10,000,000 10,493,100
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 10,730,415
City of San Antonio , Electric & Gas Systems , Revenue, Junior Lien , 2013 , Pre-
Refunded , 5% , 2/01/38 ............................................. 10,000,000 11,048,100
City of San Marcos , Electric Utility System , Revenue , 2013 , BAM Insured , 5% , 11/01/33
6,300,000 6,834,618
Dallas Area Rapid Transit ,
Revenue, Senior Lien, 2016A, Refunding, 5%, 12/01/46 ..................... 10,000,000 11,899,100
Revenue, Senior Lien, 2016A, Refunding, 5%, 12/01/48 ..................... 12,200,000 14,510,192
Dallas Fort Worth International Airport , Revenue , 2013D , Refunding , 5.25% , 11/01/32
10,000,000 11,157,900
Ector County Independent School District , GO , 2013 , PSF Guaranty , 5% , 8/15/36 ...
10,355,000 11,524,287
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 17,847,000
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 23,936,000
Goose Creek Consolidated Independent School District , GO , 2013 , Pre-Refunded , PSF
Guaranty , 5% , 2/15/38 .............................................. 6,045,000 6,696,893
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 11,286,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Grand Parkway Transportation Corp., (continued)
Revenue, 2018 A, 5%, 10/01/48 ....................................... $ 7,720,000 $ 9,416,007
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/45 ...................... 15,455,000 17,728,276
Harris County Cultural Education Facilities Finance Corp. ,
Houston Methodist Hospital Obligated Group, Revenue, 2015, 5%, 12/01/45 ..... 30,000,000 34,228,800
Memorial Hermann Health System Obligated Group, Revenue, 2016 A, Refunding,
5%, 7/01/45 .................................................... 15,000,000 17,268,000
Harris County Toll Road Authority (The) , Revenue, Senior Lien , 2018 A , Refunding , 5% ,
8/15/43 ......................................................... 6,000,000 7,267,500
Harris County-Houston Sports Authority ,
Revenue, Senior Lien, 2020A, Refunding, AGMC Insured, 3.125%, 11/15/56 ..... 5,000,000 5,007,500
Revenue, Third Lien, 2004A-3, NATL Insured, Zero Cpn., 11/15/37 ............. 6,300,000 2,575,818
Hidalgo County Regional Mobility Authority ,
Revenue, Senior Lien, 2013, Pre-Refunded, 5.25%, 12/01/38 ................. 5,000,000 5,744,350
Revenue, Senior Lien, 2013, Pre-Refunded, 5%, 12/01/43 ................... 5,000,000 5,706,150
Lamar Consolidated Independent School District , GO , 2018 , PSF Guaranty , 5% ,
2/15/43 ......................................................... 30,000,000 35,860,500
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, Refunding, 5%, 5/15/36 ... 10,000,000 11,077,400
LCRA Transmission Services Corp., Revenue, 2018, Refunding, 5%, 5/15/43 ..... 10,000,000 12,186,000
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, 5%, 4/01/48 ........ 7,825,000 7,009,870
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/37 ..... 2,500,000 2,436,600
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016A-1, 5%, 4/01/46 ........ 6,000,000 6,884,340
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 8,300,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 6,076,405
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 12,138,472
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 242,519
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016A , 5% ,
1/01/41 ......................................................... 16,750,000 18,510,090
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 20,000,000 22,340,200
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 22,378,135
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015A, Refunding, 5%, 1/01/35 ......... 10,000,000 11,534,500
North Texas Tollway System, Revenue, 2015A, Refunding, 5%, 1/01/38 ......... 10,000,000 11,477,400
North Texas Tollway System, Revenue, First Tier, 2017A, Refunding, 5%, 1/01/43 .. 47,000,000 56,349,240
North Texas Tollway System, Revenue, First Tier, 2017A, Refunding, 5%, 1/01/48 .. 33,500,000 40,008,380
North Texas Tollway System, Revenue, First Tier, I, Refunding, 6.5%, 1/01/43 ..... 25,000,000 30,037,500
North Texas Tollway System, Revenue, Second Tier, 2017B, Refunding, 5%, 1/01/48 10,000,000 11,581,700
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 29,750,812
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 4,173,975
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/43 .... 7,500,000 2,617,725
Special Projects System, Revenue, 2011 C, Pre-Refunded, 0%, 9/01/45 ......... 25,000,000 36,817,250
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,778,720
San Antonio Public Facilities Corp. , Revenue , 2012 , Refunding , 4% , 9/15/42 .......
36,500,000 37,860,720
San Antonio Water System ,
Revenue, Junior Lien, 2018A, Refunding, 5%, 5/15/43 ...................... 12,000,000 14,976,480
Revenue, Junior Lien, 2018A, Refunding, 5%, 5/15/48 ...................... 10,000,000 12,402,000
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,016,000
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,010,080

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013A , 5% , 10/01/38 ............................................... $ 24,380,000 $ 26,908,206
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 12,049,100
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, 5.25%, 12/01/39 10,000,000 11,065,200
Hendrick Medical Center Obligated Group, Revenue, 2013, 5.5%, 9/01/43 ....... 5,350,000 5,815,396
Texas Health Resources Obligated Group, Revenue, 2015A, 5%, 11/15/52 ....... 5,000,000 5,612,850
Tarrant County Health Facilities Development Corp. ,
Texas Health Resources Obligated Group, Revenue, 1994, FGIC Insured, ETM, 6%,
9/01/24 ........................................................ 3,460,000 3,918,761
Texas Municipal Power Agency , Revenue, Sub. Lien , 2010 , Refunding , 5% , 9/01/40 .
15,250,000 15,300,478
Texas Transportation Commission ,
Revenue, First Tier, 2019A, Zero Cpn., 8/01/48 ........................... 6,250,000 1,786,500
Revenue, First Tier, 2019A, Zero Cpn., 8/01/49 ........................... 5,000,000 1,356,400
Revenue, First Tier, 2019A, Zero Cpn., 8/01/50 ........................... 5,500,000 1,406,955
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 29,224,250
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 5%, 4/15/49 15,000,000 18,722,250
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 5,597,800
1,112,357,431
Utah 1.4%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 3,026,530
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 11,574,500
County of Utah , IHC Health Services, Inc. Obligated Group , Revenue , 2020 A , 4% ,
5/15/43 ......................................................... 2,750,000 3,174,930
Jordan Valley Water Conservancy District ,
Revenue, 2011B, Pre-Refunded, 5%, 10/01/41 ............................ 15,000,000 15,298,200
Revenue, 2017 B, Refunding, 4%, 10/01/41 .............................. 6,000,000 6,715,140
Salt Lake City Corp. ,
Airport, Revenue, 2017A, 5%, 7/01/42 .................................. 15,000,000 17,212,200
Airport, Revenue, 2017A, 5%, 7/01/47 .................................. 10,000,000 11,386,900
Airport, Revenue, 2018A, 5%, 7/01/48 .................................. 9,400,000 10,862,828
Airport, Revenue, 2018A, 5.25%, 7/01/48 ................................ 10,000,000 11,727,900
University of Utah (The) ,
Revenue, 2013 A, Pre-Refunded, 5%, 8/01/43 ............................ 21,975,000 24,815,049
Revenue, 2018A, 5%, 8/01/44 ........................................ 12,240,000 14,814,806
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 11,970,900
Weber Basin Water Conservancy District , Revenue , 2013B , 5% , 4/01/39 ..........
7,180,000 7,882,204
150,462,087
Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 4,978,280
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 4%, 11/01/50 5,000,000 5,701,250
University of Vermont Health Network Obligated Group, Revenue, 2016A, Refunding,
5%, 12/01/36 ................................................... 5,000,000 5,780,450
16,459,980

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 1.3%
Chesterfield County Economic Development Authority , Bon Secours Health System,
Inc. Obligated Group , Revenue , 2008 C-2 , Pre-Refunded , AGMC Insured , 5% ,
11/01/42 ........................................................ $ 8,000,000 $ 8,000,000
Hampton Roads Sanitation District , Revenue , 2018 A , Pre-Refunded , 5% , 10/01/47 ..
14,575,000 19,059,436
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/42 .............................. 25,000,000 30,566,500
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 25,000,000 31,386,500
Virginia Commonwealth Transportation Board , Revenue , 2019 , 4% , 5/15/41 .......
13,585,000 15,884,261
Virginia Housing Development Authority , Revenue , 2019 E , 3.1% , 12/01/45 ........
6,760,000 7,151,539
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 75,867
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 14,535,000 15,027,301
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 7,500,000 7,740,600
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 7/01/49 ............. 3,000,000 3,092,640
National Senior Campuses, Inc. Obligated Group, Revenue, 2020A, Refunding, 4%,
1/01/45 ........................................................ 4,000,000 4,283,480
142,268,124
Washington 2.8%
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 25,686,827
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 12,392,828
County of King ,
Sewer, Revenue, 2017, Refunding, 5%, 7/01/49 ........................... 12,000,000 14,392,680
Sewer, Revenue, 2020 A, Refunding, 4%, 1/01/47 ......................... 5,000,000 5,845,650
King County Housing Authority ,
Revenue, 2019, Refunding, 3%, 11/01/39 ................................ 10,000,000 10,532,400
Revenue, 2020, Refunding, 3%, 6/01/40 ................................. 5,000,000 5,227,550
Klickitat County Public Utility District No. 1 , Revenue , 2019 A , Refunding , AGMC
Insured , 3% , 12/01/41 .............................................. 3,030,000 3,176,713
NJB Properties , Revenue , 2006A , 5% , 12/01/36 ............................
5,000 5,017
North Thurston Public Schools ,
GO, 2020, 4%, 12/01/34 ............................................. 5,000,000 6,153,600
GO, 2020, 4%, 12/01/35 ............................................. 5,000,000 6,125,650
GO, 2020, 4%, 12/01/36 ............................................. 6,000,000 7,300,140
Port of Seattle ,
Revenue, 2018A, 5%, 5/01/43 ........................................ 15,500,000 17,686,275
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 4,263,160
State of Washington ,
GO, 2019 D, 5%, 6/01/43 ............................................ 11,040,000 13,820,314
GO, 2019 D, 5%, 6/01/44 ............................................ 11,595,000 14,479,720
GO, Senior Lien, 2012C, Refunding, 5%, 6/01/33 .......................... 5,000,000 5,135,250
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 35,170,073
Washington Health Care Facilities Authority ,
Revenue, 2014D, Pre-Refunded, 5%, 10/01/41 ........................... 150,000 175,792
Revenue, 2014D, 5%, 10/01/41 ....................................... 9,850,000 11,192,654
Fred Hutchinson Cancer Research Center, Revenue, 2017 A, 5%, 1/01/47 ....... 10,000,000 11,497,400
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 27,817,750
Providence St. Joseph Health Obligated Group, Revenue, 2012A, 5%, 10/01/42 ... 10,175,000 10,703,998
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 2,864,736
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/45 ........................................................ 2,105,000 2,549,997
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 5,000,000 5,456,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/50 ........................................................ $ 3,000,000 $ 3,613,530
Seattle Children's Hospital Obligated Group, Revenue, 2015B, Refunding, 5%,
10/01/38 ....................................................... 15,000,000 17,277,300
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 4,457,932
Washington State Convention Center Public Facilities District , Revenue , 2018 , 5% ,
7/01/43 ......................................................... 13,870,000 15,545,219
300,546,155
West Virginia 0.9%
Berkeley County Public Service Sewer District , Revenue , 2016B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... 1,000,000 1,195,740
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 15,453,740
Charleston Area Medical Center, Inc. Obligated Group, Revenue, 2019A, Refunding,
5%, 9/01/38 .................................................... 3,040,000 3,551,510
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/42 7,000,000 8,220,940
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 10,190,000 11,874,917
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 24,418,962
West Virginia University , Revenue , 2014A , Pre-Refunded , 5% , 10/01/44 ..........
21,800,000 25,780,898
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 6,073,900
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 6,485,966
103,056,573
Wisconsin 1.2%
Ashwaubenon Community Development Authority ,
County of Brown, Revenue, 2019, Zero Cpn., 6/01/49 ....................... 16,185,000 5,638,368
County of Brown, Revenue, 2019, Zero Cpn., 6/01/54 ....................... 53,000,000 14,647,080
City of Superior , DTE Electric Co. , Revenue , E-1991 , Refunding , NATL Insured , 6.9% ,
8/01/21 ......................................................... 3,000,000 3,145,710
Public Finance Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020A, 5%,
11/15/41 ....................................................... 1,205,000 1,412,236
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 2,092,094
Renown Regional Medical Center, Revenue, 2020A, Refunding, 4%, 6/01/45 ..... 14,000,000 15,544,200
c
Wisconsin Center District , Revenue, Junior Lien , 2020D , Zero Cpn., 12/15/45 ......
90,000,000 35,069,400
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 10,000,000 11,358,100
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 16,641,750
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 22,549,600
Thedacare, Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 5,893,902
133,992,440
Wyoming 0.1%
Wyoming Community Development Authority , Revenue , 2018 1 , Refunding , 3.65% ,
12/01/33 ........................................................ 3,280,000 3,480,638
Wyoming Municipal Power Agency, Inc. , Revenue , 2017 A , Refunding , BAM Insured ,
5% , 1/01/42 ...................................................... 7,000,000 8,244,180
11,724,818

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

s
See Abbreviations on page 52 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 4.1%
District of Columbia 3.6%
District of Columbia ,
GO, 2019 A, 5%, 10/15/44 ........................................... $ 25,000,000 $ 31,230,250
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,972,188
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,147,997
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,015,890
Association of American Medical Colleges, Revenue, 2011 B, Pre-Refunded, 5.25%,
10/01/41 ....................................................... 15,000,000 15,687,750
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,660,000 23,296,009
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 24,985,000 27,961,213
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,566,880
Children's National Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
7/15/40 ........................................................ 6,830,000 7,833,873
Georgetown University (The), Revenue, 2007 A, Pre-Refunded, AMBAC Insured, 5%,
4/01/32 ........................................................ 15,370,000 15,672,328
Income Tax, Revenue, 2019A, 4%, 3/01/44 .............................. 10,000,000 11,671,100
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 2,275,000 2,562,606
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 16,630,000 18,229,640
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 30,580,500
Water & Sewer Authority, Revenue, Sub. Lien, 2019 A, 5%, 10/01/44 ........... 7,350,000 9,365,150
Metropolitan Washington Airports Authority ,
Revenue, 2019A, Refunding, 5%, 10/01/44 .............................. 17,500,000 20,921,250
Revenue, 2019A, Refunding, 5%, 10/01/49 .............................. 15,000,000 17,817,300
Dulles Toll Road, Revenue, Second Lien, 2009C, AGMC Insured, 6.5%, 10/01/41 .. 25,000,000 31,238,250
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 14,793,521
Washington Convention & Sports Authority , Tax Allocation, Senior Lien , 2010-A , 5% ,
10/01/40 ........................................................ 16,415,000 16,429,117
Washington Metropolitan Area Transit Authority ,
Revenue, 2020A, 4%, 7/15/45 ........................................ 10,000,000 11,517,300
Revenue, 2020A, 5%, 7/15/45 ........................................ 40,000,000 50,532,400
391,042,512
Puerto Rico 0.5%
Commonwealth of Puerto Rico , GO , AGMC Insured , 5.5% , 7/01/29 ..............
5,295,000 6,052,132
Puerto Rico Electric Power Authority ,
d
Revenue, 2012A-RSA-1 2012A, 5%, 7/01/42 ............................. 18,925,000 13,152,875
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,485,000 1,547,459
d
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 15,000,000 10,443,750
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 10,970,000 12,671,337
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 12,135,000 13,925,641
57,793,194
Total U.S. Territories .................................................................... 448,835,706
Total Municipal Bonds (Cost $10,019,138,467) ..................................
10,819,431,591
a a a a
a
Total Investments (Cost $10,019,138,467) 99.4% ................................
$10,819,431,591
Other Assets, less Liabilities 0.6% .............................................
62,648,841
Net Assets 100.0% ...........................................................
$10,882,080,432

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

`
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $27,374,225, representing 0.3% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).
d
See Note 7 regarding defaulted securities.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
October 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $10,019,138,467
Value - Unaffiliated issuers .................................................................. $10,819,431,591
Cash .................................................................................... 3,223,075
Receivables:
Capital shares sold ........................................................................ 5,671,655
Interest ................................................................................. 124,448,499
Other assets .............................................................................. 3,815
Total assets .......................................................................... 10,952,778,635
Liabilities:
Payables:
Investment securities purchased .............................................................. 42,143,619
Capital shares redeemed ................................................................... 18,276,905
Management fees ......................................................................... 4,069,657
Distribution fees .......................................................................... 1,208,611
Transfer agent fees ........................................................................ 874,042
Distributions to shareholders ................................................................. 3,482,020
Accrued expenses and other liabilities ........................................................... 643,349
Total liabilities ......................................................................... 70,698,203
Net assets, at value ................................................................. $10,882,080,432
Net assets consist of:
Paid-in capital ............................................................................. $10,519,640,615
Total distributable earnings (losses) ............................................................. 362,439,817
Net assets, at value ................................................................. $10,882,080,432

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $1,492,732,394
Shares outstanding ........................................................................ 124,329,864
Net asset value per share
a
.................................................................. $12.01
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $12.48
Class A1:
Net assets, at value ....................................................................... $6,936,790,582
Shares outstanding ........................................................................ 577,732,856
Net asset value per share
a
.................................................................. $12.01
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $12.48
Class C:
Net assets, at value ....................................................................... $565,848,365
Shares outstanding ........................................................................ 47,161,056
Net asset value and maximum offering price per share
a
............................................. $12.00
Class R6:
Net assets, at value ....................................................................... $237,044,112
Shares outstanding ........................................................................ 19,727,997
Net asset value and maximum offering price per share ............................................. $12.02
Advisor Class:
Net assets, at value ....................................................................... $1,649,664,979
Shares outstanding ........................................................................ 137,248,765
Net asset value and maximum offering price per share ............................................. $12.02
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended October 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $197,800,204
Expenses:
Management fees (Note 3 a ) ................................................................... 24,333,234
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,680,314
    Class A1 ............................................................................... 3,538,207
    Class C ................................................................................ 2,020,706
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 421,310
    Class A1 ............................................................................... 2,228,790
    Class C ................................................................................ 196,548
    Class R6 ............................................................................... 30,443
    Advisor Class ............................................................................ 510,884
Custodian fees (Note 4 ) ...................................................................... 37,993
Reports to shareholders ...................................................................... 156,565
Registration and filing fees .................................................................... 231,693
Professional fees ........................................................................... 82,634
Trustees' fees and expenses .................................................................. 61,918
Other .................................................................................... 206,524
Total expenses ......................................................................... 35,737,763
Expense reductions (Note 4 ) ............................................................... (74,749)
Net expenses ......................................................................... 35,663,014
Net investment income ................................................................ 162,137,190
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 7,715,239
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 346,423,824
Net realized and unrealized gain (loss) ............................................................ 354,139,063
Net increase (decrease) in net assets resulting from operations .......................................... $516,276,253

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Federal Tax-Free Income Fund
Six Months Ended
October 31, 2020
(unaudited)
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $162,137,190 $329,536,495
Net realized gain (loss) ................................................. 7,715,239 (40,968,607)
Net change in unrealized appreciation (depreciation) ........................... 346,423,824 (157,229,142)
Net increase (decrease) in net assets resulting from operations ................ 516,276,253 131,338,746
Distributions to shareholders:
Class A ............................................................. (18,757,617) (25,392,441)
Class A1 ............................................................ (104,192,125) (238,491,163)
Class C ............................................................. (7,454,278) (19,532,457)
Class R6 ............................................................ (3,376,098) (6,332,858)
Advisor Class ........................................................ (24,687,740) (39,603,208)
Total distributions to shareholders .......................................... (158,467,858) (329,352,127)
Capital share transactions: (Note 2 )
Class A ............................................................. 345,425,218 572,147,597
Class A1 ............................................................ (135,118,443) (860,761,892)
Class C ............................................................. (115,298,901) (173,859,799)
Class R6 ............................................................ 33,579,331 23,364,313
Advisor Class ........................................................ 132,799,959 279,874,208
Total capital share transactions ............................................ 261,387,164 (159,235,573)
Net increase (decrease) in net assets ................................... 619,195,559 (357,248,954)
Net assets:
Beginning of period ..................................................... 10,262,884,873 10,620,133,827
End of period .......................................................... $10,882,080,432 $10,262,884,873

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
A1, Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for
these securities.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At October 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
October 31, 2020
Year Ended
April 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 35,098,655 $423,185,298 59,617,714 $713,957,350
Shares issued in reinvestment of distributions .......... 1,434,741 17,310,504 1,981,080 23,766,928
Shares redeemed ............................... (7,900,459) (95,070,583) (13,911,324) (165,576,681)
Net increase (decrease) .......................... 28,632,937 $345,425,218 47,687,470 $572,147,597
Class A1 Shares:
Shares sold ................................... 10,390,813 $125,196,719 27,283,498 $326,563,361
Shares issued in reinvestment of distributions .......... 7,633,050 92,083,834 17,709,613 212,584,460
Shares redeemed ............................... (29,255,867) (352,398,996) (117,728,402) (1,399,909,713)
Net increase (decrease) .......................... (11,232,004) $(135,118,443) (72,735,291) $(860,761,892)
Class C Shares:
Shares sold ................................... 4,083,704 $49,226,338 8,968,744 $107,603,111
Shares issued in reinvestment of distributions .......... 569,526 6,865,172 1,476,907 17,715,916
Shares redeemed
a
.............................. (14,194,204) (171,390,411) (25,012,960) (299,178,826)
Net increase (decrease) .......................... (9,540,974) $(115,298,901) (14,567,309) $(173,859,799)
Class R6 Shares:
Shares sold ................................... 4,145,229 $49,983,056 6,018,228 $72,175,233
Shares issued in reinvestment of distributions .......... 260,417 3,144,442 481,054 5,777,881
Shares redeemed ............................... (1,626,256) (19,548,167) (4,596,552) (54,588,801)
Net increase (decrease) .......................... 2,779,390 $33,579,331 1,902,730 $23,364,313
Advisor Class Shares:
Shares sold ................................... 23,528,276 $283,163,351 59,408,796 $705,459,688
Shares issued in reinvestment of distributions .......... 1,795,819 21,693,356 2,781,167 33,398,085
Shares redeemed ............................... (14,262,960) (172,056,748) (38,321,983) (458,983,565)
Net increase (decrease) .......................... 11,061,135 $132,799,959 23,867,980 $279,874,208
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended October 31, 2020, the annualized gross effective investment management fee rate was 0.446% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $122,284
CDSC retained .............................................................................. $95,440
3. Transactions with Affiliates
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2020, the Fund paid transfer agent fees of $3,387,975, of which $1,546,926 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of each class until August 31, 2021. Prior to September 1, 2019, Investor
Services had voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees did not exceed
0.02%.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2020, these purchase and sale transactions aggregated $252,747,588 and $230,360,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2020, the capital loss carryforwards were as follows:
At October 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $216,588,821
Long term ................................................................................ 237,814,470
Total capital loss carryforwards ............................................................... $454,403,291
Cost of investments .......................................................................... $10,019,138,467
Unrealized appreciation ........................................................................ $831,081,002
Unrealized depreciation ........................................................................ (30,787,878)
Net unrealized appreciation (depreciation) .......................................................... $800,293,124
3. Transactions with Affiliates
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and bond workout expenditures.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2020, aggregated
$1,616,200,410 and $1,131,395,285, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2020, the aggregate value of these securities was $23,596,625, representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Concentration of Risk
Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2020, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
5. Income Taxes
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At October 31, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC Berkshire Hathaway Assurance Corp.
COP Certificate of Participation
ETM Escrowed to Maturity
FGIC Financial Guaranty Insurance Co..
FHA Federal Housing Administration
GO General Obligation
NATL National Reinsurance Corp.
PSF Permanent School Fund
11. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program –
Funds no HLIM
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the Securities and Exchange Commission (“SEC”) (on a
non-public basis) and to the Board if the Fund’s holdings of
Illiquid assets exceed 15% of the Fund’s net assets. Funds
with HLIMs must have procedures for addressing HLIM
shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive
calendar days, reporting to the SEC (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive the Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

1116 S 12/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Federal Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By __S\MATTHEW T. HINKLE_______________________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date December 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\MATTHEW T. HINKLE_______________________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date December 28, 2020

By __S\GASTON GARDEY_________________________
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date December 28, 2020